Schedule of Investments (unaudited) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.4%), 7.72%, 04/16/37(a)(b)	USD 500	$501,231
Allegro CLO V Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/16/30(a)(b)	420	419,498
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 10/15/29(a)(b)	287	287,379
Anchorage Capital CLO Ltd., Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/28/31(a)(b)	250	249,492
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.46%, 07/18/29(a)(b)	278	278,054
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.51%, 07/17/30(a)(b)	172	171,436
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 13.87%, 04/25/35(a)(b)	380	386,172
Ares XL CLO Ltd., Series 2016-40A, Class A1RR, (3-mo. CME Term SOFR + 1.13%), 6.45%, 01/15/29(a)(b)	537	537,080
ARES XLVII CLO Ltd., Series 2018-47A, Class A1, (3-mo. CME Term SOFR + 1.18%), 6.50%, 04/15/30(a)(b)	202	201,487
Argent Securities Trust, Series 2006-W5, Class A1, (1-mo. Term SOFR + 0.41%), 5.74%, 06/25/36(a)	3,930	2,497,749
Atrium XV, Series 15A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.58%, 01/23/31(a)(b)	550	549,338
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.87%, 07/19/34(a)(b)	250	240,613
Ballyrock CLO Ltd.(a)(b)
Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.58%, 01/20/34	250	251,273
Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.08%, 10/20/35	500	508,328
Barings CLO Ltd.(a)(b)
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/30	800	801,992
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/15/34	250	248,885
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1-mo. Term SOFR + 0.39%), 5.72%, 11/25/36(a)	820	800,970
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/20/31(a)(b)	800	800,086
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 04/20/31(a)(b)	500	500,004
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.63%, 07/15/34(a)(b)	250	249,673
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/22/30(a)(b)	286	286,327
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.58%, 10/20/30(a)(b)	2,964	2,965,406
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)	1,000	1,000,000

Security	Par (000)	Value

Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 6.56%, 07/20/31(a)(b)	USD 1,496	$1,497,697
Carlyle U.S. CLO Ltd.(a)(b)
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 01/20/31	250	249,625
Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 01/25/35	250	248,173
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1-mo. Term SOFR + 0.23%), 5.56%, 10/25/36	2,731	2,132,740
Series 2006-FRE2, Class A5, (1-mo. Term SOFR + 0.19%), 5.52%, 03/25/35	5,627	4,393,597
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.02%, 07/20/32(a)(b)	500	494,222
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.83%, 07/20/30(a)(b)	781	781,978
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. Term SOFR + 0.43%), 5.76%, 10/25/36(a)	4,004	2,578,981
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35(a)(b)	400	398,723
CIFC Funding Ltd.(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.64%, 04/27/31	238	237,908
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/17/31	550	550,155
Series 2016-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/21/31	750	749,473
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37	700	701,629
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/24/30	381	381,166
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/15/36	500	499,220
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.67%, 10/22/35	250	253,432
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 10/22/35	500	510,795
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36	322	179,336
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 10/20/30(a)(b)	250	249,501
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1-mo. Term SOFR + 0.25%), 5.58%, 06/25/37(a)	484	445,256
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.58%, 01/15/37(a)	366	335,645
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/20/30(a)(b)	239	238,958
Dryden CLO Ltd., Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.18%, 10/15/35(a)(b)	500	508,285
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 01/15/31(a)(b)	228	228,361
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.48%, 04/15/29(a)(b)	341	341,378
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.67%, 04/20/35(a)(b)	415	414,758

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO 22 Ltd, Series 2023-1A, Class E, (3-mo. CME Term SOFR + 7.65%), 12.97%, 04/17/36(a)(b)	USD 500	$500,306
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 04/15/33(a)(b)	250	250,403
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)	3,800	3,655,232
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31(a)(b)	1,150	1,150,825
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1-mo. Term SOFR + 0.43%), 5.76%, 05/25/36	4,041	2,463,961
Series 2006-D, Class 2A3, (1-mo. Term SOFR + 0.26%), 5.59%, 11/25/36	6,107	2,116,023
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.74%, 04/15/36(a)(b)	300	305,009
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3-mo. CME Term SOFR + 5.51%), 10.83%, 04/20/31(a)(b)	500	487,550
Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.79%, 11/22/31(a)(b)	713	712,647
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/15/31(a)(b)	444	443,944
Generate CLO Ltd.(a)(b)
Series 2A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.18%, 01/22/31	600	595,258
Series 2A, Class ER, (3-mo. CME Term SOFR + 5.91%), 11.23%, 01/22/31	250	249,237
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/15/30(a)(b)	335	335,664
GoldenTree Loan Management U.S. CLO Ltd.(a)(b)
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.49%, 11/20/30	602	602,172
Series 2018-3A, Class D, (3-mo. CME Term SOFR + 3.11%), 8.43%, 04/20/30	250	250,214
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 10/20/32	250	250,184
Goldentree Loan Opportunities X Ltd., Series 2015- 10A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/20/31(a)(b)	433	433,836
GoldenTree Loan Opportunities X Ltd., Series 2015- 10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/20/31(a)(b)	250	250,812
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1-mo. Term SOFR + 0.28%), 5.61%, 04/25/37(a)	3,227	2,223,053
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3-mo. CME Term SOFR + 5.76%), 11.08%, 07/20/30(a)(b)	1,000	998,650
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.56%, 03/20/30(a)(b)	145	144,973
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1-mo. Term SOFR + 0.43%), 5.76%, 08/25/36(a)	4,892	1,924,245

Security	Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.98%, 04/21/35(a)(b)	USD 350	$360,068
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.82%, 04/19/33(a)(b)	500	499,317
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.18%, 07/21/30(a)(b)	500	500,243
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 10/21/30(a)(b)	250	245,058
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.56%, 10/18/30	565	566,182
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.26%, 10/18/30	500	501,039
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/25/29(a)(b)	919	918,474
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3-mo. LIBOR US + 3.00%), 8.58%, 07/29/30(a)(b)	250	248,510
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3-mo. CME Term SOFR + 1.01%), 6.33%, 04/15/29(a)(b)	215	215,199
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/33(a)(b)	800	800,354
MASTR Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1-mo. Term SOFR + 0.41%), 5.74%, 06/25/36(a)	6,886	2,463,788
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.50%, 10/15/29(a)(b)	469	469,233
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.08%, 07/15/34(a)(b)	710	707,929
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-25A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.49%, 10/18/29	1,291	1,290,992
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/18/30	235	234,909
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/20/31	400	398,195
Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/20/36	250	250,278
Neuberger Berman Loan Advisers NBLA CLO Ltd.(a)(b)
Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.07%, 10/24/35	550	559,480
Series 2022-52A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.13%, 10/24/35	250	254,763
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.57%, 01/15/33	550	550,000
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.54%, 07/15/30	556	556,280
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 11/20/30	400	399,799

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b) (continued)
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.62%, 07/20/32	USD 500	$500,004
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/26/36	950	951,717
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.88%, 07/20/30(a)(b)	500	495,889
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 07/15/29(a)(b)	185	185,580
Octagon Investment Partners XIV Ltd., Series 2012- 1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 6.53%, 07/15/29(a)(b)	238	238,450
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.54%, 07/19/30(a)(b)	2,297	2,295,355
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31(a)(b)	250	250,033
Octagon Investment Partners XXI Ltd., Series 2014- 1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.57%, 02/14/31(a)(b)	500	500,000
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.33%, 01/22/30(a)(b)	500	492,732
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 01/20/32(a)(b)	250	248,829
OZLM VIII Ltd., Series 2014-8A, Class A1R3, (3-mo. CME Term SOFR + 1.24%), 6.56%, 10/17/29(a)(b)	408	407,362
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.12%, 01/20/31(a)(b)	250	245,797
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)(b)	389	388,930
Palmer Square Loan Funding Ltd.(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 6.48%, 04/20/29	145	144,767
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.38%, 07/20/29	709	709,222
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.37%, 04/15/30	172	171,506
Rad CLO Ltd.(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.56%, 07/15/31	575	575,846
Series 2019-6A, Class E, (3-mo. CME Term SOFR + 7.79%), 13.11%, 01/20/33	500	500,734
Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.62%, 10/20/35	250	253,866
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.48%, 04/17/30(a)(b)	250	250,382
Regatta VIII Funding Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.83%, 10/17/30(a)(b)	292	292,797
Regatta XI Funding Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.65%, 07/17/31(a)(b)	220	220,487

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/15/34(a)(b)	USD 850		$849,235
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.72%, 07/15/36(a)(b)	500		510,970
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(c)	1,110		1,011,543
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37	3,472		1,425,323
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.43%, 10/15/29(a)(b)	500		499,796
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1-mo. Term SOFR + 0.51%), 5.84%, 09/25/47(a)	3,256		3,020,228
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(c)	—	(d)	541,024
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 10/26/34(a)(b)	1,000		1,000,178
Sofi Personal Loan Term
Series 2023-1, Class A, 6.00%, 11/12/30	345		345,152
Series 2024-1, Class A, 6.06%, 02/12/31	851		850,963
Series 2024-1, Class R1, 0.00%, 02/12/31	10		500,551
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.64%, 07/20/32(a)(b)	250		250,125
Stratus Static CLO Ltd., Series 2022-3A, Class DR, (3-mo. CME Term SOFR + 3.60%), 8.92%, 10/20/31(a)(b)	500		499,961
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 6.66%, 01/17/32(a)(b)	500		499,484
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.17%, 04/23/35(a)(b)	600		599,212
TCI-Flatiron CLO Ltd.(a)(b)
Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/29/32	645		644,450
Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.42%, 01/17/32	1,065		1,064,781
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.51%, 07/15/30(a)(b)	2,123		2,122,271
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 01/20/31(a)(b)	250		251,535
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/20/34(a)(b)	250		249,947
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/21/34(a)(b)	1,000		998,238
Trestles CLO Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32(a)(b)	250		245,365
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 6.76%), 12.08%, 04/23/32	375		372,448
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.40%, 10/22/35	500		510,288

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Trimaran CAVU Ltd.(a)(b) (continued)
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.44%, 01/20/36	USD 1,100	$1,135,516
Series 2022-2A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.13%, 01/20/36	500	507,970
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 07/20/36	500	510,823
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(e)	GBP 31	40,802
Voya CLO Ltd.(a)(b)
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/15/34	USD 250	249,729
Series 2022-4, Class E, (3-mo. CME Term SOFR + 7.50%), 12.82%, 10/20/33	350	352,091
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 6.58%, 10/15/30(a)(b)	352	352,205
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1-mo. Term SOFR + 0.35%), 5.68%, 05/25/37(a)	5,468	4,782,785
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.18%, 01/20/35(a)(b)	275	274,581

Total Asset-Backed Securities — 18.9% (Cost: $108,993,084)		105,057,608

	Shares

Common Stocks

Aerospace & Defense — 0.5%
RTX Corp.	25,650	2,501,644

Building Products — 0.3%
Carrier Global Corp.	25,650	1,491,035

Machinery — 0.2%
Otis Worldwide Corp.	12,825	1,273,138

Total Common Stocks — 1.0% (Cost: $2,968,841)		5,265,817

	Par (000)

Corporate Bonds

Aerospace & Defense — 3.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD 360	362,770
Bombardier, Inc.(b)
7.13%, 06/15/26(f)	1,023	1,037,724
7.88%, 04/15/27(g)	103	103,072
6.00%, 02/15/28(f)	683	671,850
7.50%, 02/01/29	63	64,873
8.75%, 11/15/30(f)	607	648,140
7.25%, 07/01/31(h)	388	388,790
7.45%, 05/01/34	286	317,197
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	44	42,379
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	734	765,892

Security	Par (000)	Value

Aerospace & Defense (continued)
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(f)	USD 864	$859,610
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)	295	278,582
Lockheed Martin Corp., 4.09%, 09/15/52(f)	451	378,714
Northrop Grumman Corp., 3.85%, 04/15/45(f)	680	547,215
RTX Corp., 3.75%, 11/01/46(f)	700	541,728
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29(f)	621	677,379
9.75%, 11/15/30	531	593,958
TransDigm, Inc.(b)(f)
6.75%, 08/15/28	2,778	2,814,664
6.38%, 03/01/29	3,368	3,378,485
7.13%, 12/01/31	1,074	1,106,819
6.63%, 03/01/32	3,402	3,437,010
Triumph Group, Inc., 9.00%, 03/15/28(b)(f)	1,247	1,314,627

		20,331,478

Air Freight & Logistics — 0.2%
FedEx Corp.(f)
3.90%, 02/01/35	500	446,008
4.75%, 11/15/45	500	442,952
Rand Parent LLC, 8.50%, 02/15/30(b)	36	35,649

		924,609

Automobile Components — 1.3%
Aptiv PLC, 4.40%, 10/01/46(f)	280	221,229
Clarios Global LP, 6.75%, 05/15/25(b)	140	140,125
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR 423	452,852
6.25%, 05/15/26(b)(f)	USD 350	349,822
8.50%, 05/15/27(b)(f)	3,576	3,581,409
6.75%, 05/15/28(b)(f)	1,121	1,136,277
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(e)	EUR 100	118,737
Forvia SE, 3.75%, 06/15/28(e)	100	104,648
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(f)	USD 132	123,238
5.63%, 04/30/33	137	125,120
IHO Verwaltungs GmbH, (3.88% PIK), 3.88%, 05/15/27(e)(i)	EUR 100	105,726
Phinia, Inc., 6.75%, 04/15/29(b)(h)	USD 199	200,919
Schaeffler AG, 4.75%, 08/14/29(e)	EUR 100	109,541
Tenneco, Inc., 8.00%, 11/17/28(b)	USD 197	179,750
ZF Finance GmbH, 2.00%, 05/06/27(e)	EUR 100	100,333

		7,049,726

Automobiles — 1.0%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD 22	20,946
5.00%, 02/15/32(b)	168	152,215
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)	200	203,634
10.38%, 03/31/29(e)	GBP 100	128,397
Carvana Co.(b)(i)
(12.00% PIK), 12.00%, 12/01/28	USD 181	176,971
(13.00% PIK), 13.00%, 06/01/30	182	177,491
(14.00% PIK), 14.00%, 06/01/31	279	280,129
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	231	229,944
Ford Motor Co., 6.10%, 08/19/32(f)	331	335,407
General Motors Co., 6.25%, 10/02/43(f)	2,194	2,244,341
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29	55	50,552

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
LCM Investments Holdings II LLC(b) (continued)
8.25%, 08/01/31	USD	477	$499,017
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		339	317,941
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(e)	EUR	100	105,299
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)(f)	USD	200	191,938
Wabash National Corp., 4.50%, 10/15/28(b)(f)		281	257,687
ZF Europe Finance BV, 6.13%, 03/13/29(e)	EUR	100	114,358

			5,486,267

Banks — 1.5%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(e)		100	108,266
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(e)		100	108,694
Banco BPM SpA(a)(e)
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	170,515
(5-year EUR Swap + 3.17%), 2.88%, 06/29/31		100	103,300
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29(a)(e)		100	118,998
Banco Santander SA, 6.92%, 08/08/33	USD	400	418,588
Bangkok Bank PCL/Hong Kong 5.50%, 09/21/33(b)		271	273,222
(5-year CMT + 4.73%), 5.00%(a)(e)(j)		505	491,113
Barclays Bank PLC, 1.00%, 02/16/29(k)		476	510,445
Barclays PLC, 5.20%, 05/12/26(f)		200	197,940
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(f)		163	165,525
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(e)(j)	EUR	200	212,803
Credit Suisse AG/New York, 5.00%, 07/09/27(f)	USD	900	891,798
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		815	842,842
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		134	146,061
12.25%, 10/01/30		133	146,271
HSBC Holdings PLC, 4.38%, 11/23/26(f)		370	361,569
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200	198,261
JPMorgan Chase & Co., (3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(a)(f)		2,250	2,128,348
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(e)(h)	EUR	100	108,721
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(f)	USD	500	475,370
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(j)		355	360,226

			8,538,876

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		2,160	2,052,670

Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41(f)		250	181,126
Cidron Aida Finco SARL, 5.00%, 04/01/28(e)	EUR	100	104,514
Gilead Sciences, Inc., 4.75%, 03/01/46(f)	USD	700	642,884

			928,524

Security		Par (000)	Value

Broadline Retail(b) — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26	USD	155	$151,787
Rakuten Group, Inc., 11.25%, 02/15/27		283	299,835

			451,622

Building Products — 1.3%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		373	361,848
6.38%, 06/15/30		522	524,701
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		258	259,065
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(f)		295	303,040
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		104	95,637
Lowe’s Cos., Inc., 4.65%, 04/15/42(f)		400	363,187
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		111	110,256
SRS Distribution, Inc.(b)
4.63%, 07/01/28		1,047	1,054,655
6.13%, 07/01/29(f)		815	831,097
6.00%, 12/01/29(f)		1,204	1,229,894
White Cap Buyer LLC, 6.88%, 10/15/28(b)(f)		1,782	1,747,871
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(f)(i)		498	497,516

			7,378,767

Capital Markets — 1.1%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		315	317,990
Ares Capital Corp., 5.88%, 03/01/29		185	184,447
Aretec Group, Inc., 10.00%, 08/15/30(b)		130	141,995
Blackstone Private Credit Fund
7.05%, 09/29/25		103	104,537
3.25%, 03/15/27		97	89,524
6.25%, 01/25/31(b)		214	214,895
Blue Owl Capital Corp.
3.75%, 07/22/25(f)		238	230,876
3.40%, 07/15/26		21	19,784
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		196	201,877
Blue Owl Credit Income Corp.
3.13%, 09/23/26		10	9,175
7.75%, 09/16/27(f)		395	404,654
6.65%, 03/15/31(b)		430	419,613
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		273	259,386
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		285	284,478
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		563	543,478
5.25%, 05/15/27(f)		1,071	967,906
9.75%, 01/15/29(b)		391	408,127
4.38%, 02/01/29(f)		272	231,905
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(k)		396	437,580
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(b)		218	231,239
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	367,961

			6,071,427

Chemicals — 1.8%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		358	372,394
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(f)		245	219,242
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		600	579,111
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		305	235,338

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Braskem Netherlands Finance BV, 8.50%, 01/12/31(b)	USD	203	$208,887
Chemours Co.
5.38%, 05/15/27		256	245,418
5.75%, 11/15/28(b)		182	167,822
4.63%, 11/15/29(b)		309	266,379
Element Solutions, Inc., 3.88%, 09/01/28(b)		2,001	1,835,616
HB Fuller Co., 4.25%, 10/15/28		141	130,654
Herens Holdco SARL, 4.75%, 05/15/28(b)		471	411,047
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(f)		423	417,289
INEOS Finance PLC, 6.38%, 04/15/29(e)	EUR	100	107,889
INEOS Quattro Finance 2 PLC, Series APR, 8.50%, 03/15/29(e)(h)		102	114,720
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)	USD	349	297,182
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		170	153,075
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	208,441
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(e)	EUR	100	115,550
9.75%, 11/15/28(b)	USD	1,098	1,169,608
Scotts Miracle-Gro Co.
4.50%, 10/15/29		115	104,074
4.38%, 02/01/32		32	27,588
Sherwin-Williams Co., 4.50%, 06/01/47(f)		310	270,890
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		586	522,340
WR Grace Holdings LLC(b)
4.88%, 06/15/27		177	168,217
5.63%, 08/15/29(f)		1,638	1,465,829
7.38%, 03/01/31		445	450,591

			10,265,191

Commercial Services & Supplies — 3.6%
ADT Security Corp.(b)
4.13%, 08/01/29		35	32,066
4.88%, 07/15/32		173	156,591
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		222	219,972
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,280	1,296,380
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(f)
6.63%, 07/15/26		1,090	1,089,284
9.75%, 07/15/27		909	911,731
6.00%, 06/01/29		1,655	1,424,002
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		2,466	2,245,296
4.88%, 06/01/28(e)	GBP	100	113,625
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	168	151,365
4.75%, 10/15/29		128	117,969
APX Group, Inc., 5.75%, 07/15/29(b)		342	328,833
Aramark Services, Inc., 5.00%, 02/01/28(b)(f)		1,272	1,227,701
Champions Financing, Inc., 8.75%, 02/15/29(b)		452	473,536
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25		831	829,755
9.75%, 08/01/27		487	504,258
5.50%, 05/01/28(f)		972	941,789
7.88%, 12/01/30		943	990,256
Garda World Security Corp.(b)
4.63%, 02/15/27		437	418,730
9.50%, 11/01/27		139	139,334

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Garda World Security Corp.(b) (continued)
7.75%, 02/15/28(f)	USD	781	$800,908
6.00%, 06/01/29		143	127,991
Herc Holdings, Inc., 5.50%, 07/15/27(b)(f)		838	823,074
Inter Media and Communication SpA, 6.75%, 02/09/27(e)	EUR	100	105,455
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)	USD	114	112,939
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)(f)		158	150,273
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		230	217,482
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		305	288,561
Paprec Holding SA, 7.25%, 11/17/29(e)	EUR	100	114,908
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24	USD	24	23,956
5.75%, 04/15/26		444	442,705
6.25%, 01/15/28(f)		268	262,527
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(f)		690	579,954
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(e)	EUR	100	105,758
United Rentals North America, Inc.
5.50%, 05/15/27	USD	173	172,489
6.00%, 12/15/29(b)(f)		1,454	1,463,634
6.13%, 03/15/34(b)		231	231,287
Verisure Holding AB, 9.25%, 10/15/27(e)	EUR	100	115,302
Williams Scotsman, Inc., 7.38%, 10/01/31(b)	USD	412	428,214

			20,179,890

Communications Equipment(b) — 0.3%
CommScope Technologies LLC, 6.00%, 06/15/25(f)		470	408,759
CommScope, Inc.(f)
6.00%, 03/01/26		486	444,690
4.75%, 09/01/29		257	185,040
Viasat, Inc.
5.63%, 09/15/25		477	464,983
5.63%, 04/15/27(f)		248	234,844
7.50%, 05/30/31		68	49,272

			1,787,588

Construction & Engineering — 0.5%
Arcosa, Inc., 4.38%, 04/15/29(b)		477	439,571
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(f)		1,928	2,087,374
Kier Group PLC, 9.00%, 02/15/29(e)	GBP	100	128,699
Pike Corp., 8.63%, 01/31/31(b)	USD	117	124,332

			2,779,976

Construction Materials — 1.7%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		534	521,446
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	205	232,178
6.38%, 12/15/30(e)		100	113,258
6.63%, 12/15/30(b)(f)	USD	3,858	3,895,010
HT Troplast GmbH, 9.38%, 07/15/28(e)	EUR	100	112,859
Jeld-Wen, Inc., 4.63%, 12/15/25(b)	USD	365	356,161
Masonite International Corp., 5.38%, 02/01/28(b)(f)		161	161,216
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		103	98,673
9.75%, 07/15/28		48	49,108
Resideo Funding, Inc., 4.00%, 09/01/29(b)		77	68,848
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28(f)		692	676,331
8.88%, 11/15/31		939	1,003,689

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials (continued)
Standard Industries, Inc.
2.25%, 11/21/26(e)	EUR 131	$132,364
5.00%, 02/15/27(b)	USD 94	91,182
4.75%, 01/15/28(b)	115	109,754
4.38%, 07/15/30(b)(f)	1,068	959,646
3.38%, 01/15/31(b)	125	104,808
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29	40	38,977
7.25%, 01/15/31	612	636,105

		9,361,613

Consumer Finance — 2.6%
Block, Inc.
2.75%, 06/01/26	845	794,709
3.50%, 06/01/31(f)	2,157	1,877,334
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	182	189,403
Ford Motor Credit Co. LLC
4.39%, 01/08/26	1,250	1,219,229
7.35%, 03/06/30	394	420,066
7.20%, 06/10/30(f)	400	424,548
Global Payments, Inc., 1.50%, 03/01/31(b)(k)	717	757,869
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(f)	1,806	1,890,544
Navient Corp.
5.50%, 03/15/29(f)	268	249,534
9.38%, 07/25/30	241	257,817
OneMain Finance Corp.
6.88%, 03/15/25(f)	288	291,011
7.13%, 03/15/26(f)	401	408,276
3.50%, 01/15/27(f)	389	361,109
6.63%, 01/15/28	285	285,915
9.00%, 01/15/29(f)	411	436,117
5.38%, 11/15/29(f)	131	123,168
7.88%, 03/15/30	529	545,701
4.00%, 09/15/30	267	228,511
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(f)	744	652,876
11.25%, 12/15/27	34	31,909
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(f)	819	791,849
Shift4 Payments, Inc., 0.00%, 12/15/25(k)(l)	219	234,330
Verscend Escrow Corp., 9.75%, 08/15/26(b)(f)	2,007	2,012,638

		14,484,463

Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26	65	61,985
7.50%, 03/15/26	127	129,239
4.63%, 01/15/27	1,035	1,001,667
5.88%, 02/15/28(f)	377	373,245
6.50%, 02/15/28	199	201,112
3.50%, 03/15/29	309	277,354
4.88%, 02/15/30(f)	320	304,457
Bellis Acquisition Co. PLC(e)
3.25%, 02/16/26	GBP 100	119,004
4.50%, 02/16/26	100	121,482
BRF GmbH, 4.35%, 09/29/26(e)	USD 200	190,964
Lamb Weston Holdings, Inc.(b)(f)
4.13%, 01/31/30	368	335,543
4.38%, 01/31/32	474	425,044

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Market Bidco Finco PLC, 5.50%, 11/04/27(e)	GBP 100	$114,919
Performance Food Group, Inc., 4.25%, 08/01/29(b)(f)	USD 383	350,986
Post Holdings, Inc.(b)
4.63%, 04/15/30(f)	397	364,449
4.50%, 09/15/31	42	37,779
6.25%, 02/15/32	359	361,616
Premier Foods Finance PLC, 3.50%, 10/15/26(e)	GBP 100	120,501
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD 185	189,376
4.75%, 02/15/29(f)	427	405,332
4.63%, 06/01/30	51	47,312
7.25%, 01/15/32(f)	306	318,463
United Natural Foods, Inc., 6.75%, 10/15/28(b)	44	36,546
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30(f)	40	34,766
4.80%, 11/18/44	128	107,669
4.10%, 04/15/50	192	140,789

		6,171,599

Containers & Packaging — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27	736	714,486
3.25%, 09/01/28	200	172,764
4.00%, 09/01/29(f)	1,600	1,289,682
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)	400	386,412
2.13%, 08/15/26(e)	EUR 243	225,458
4.13%, 08/15/26(b)	USD 869	786,196
5.25%, 08/15/27(b)	255	160,650
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(f)	211	201,267
Clydesdale Acquisition Holdings, Inc.(b)(f)
6.63%, 04/15/29	706	705,433
8.75%, 04/15/30	1,004	986,469
Crown Americas LLC, 5.25%, 04/01/30	31	29,888
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26	74	71,689
Graphic Packaging International LLC, 2.63%, 02/01/29(e)	EUR 195	195,130
LABL, Inc.(b)
6.75%, 07/15/26	USD 92	90,889
5.88%, 11/01/28(f)	280	257,489
9.50%, 11/01/28	567	573,552
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(f)	4,200	4,278,754
9.25%, 04/15/27	80	79,363
OI European Group BV, 6.25%, 05/15/28(b)	EUR 150	168,637
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD 51	51,029
7.25%, 05/15/31(f)	221	225,089
Sealed Air Corp., 5.00%, 04/15/29(b)	77	73,910
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)(f)	110	110,228
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	16	17,071

		11,851,535

Diversified Consumer Services — 0.6%
Grand Canyon University, 5.13%, 10/01/28	249	225,188
Service Corp. International(f)
5.13%, 06/01/29	107	104,115

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Service Corp. International(f) (continued)
4.00%, 05/15/31	USD	503	$445,636
Sotheby’s, 7.38%, 10/15/27(b)(f)		1,730	1,610,770
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		802	829,450

			3,215,159

Diversified REITs — 1.0%
American Tower Corp., 2.30%, 09/15/31(f)		1,000	816,181
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(f)		493	415,021
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		268	279,444
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		353	322,385
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	382	411,340
5.25%, 08/01/26	USD	72	65,911
5.00%, 10/15/27		58	48,575
4.63%, 08/01/29		208	159,633
3.50%, 03/15/31		1,185	813,645
SBA Communications Corp.
3.13%, 02/01/29(f)		1,435	1,266,395
3.88%, 02/15/27		73	69,429
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 12/01/29		409	386,801
4.13%, 08/15/30		306	278,248

			5,333,008

Diversified Telecommunication Services — 4.2%
AT&T, Inc.(f)
4.65%, 06/01/44		111	97,752
4.75%, 05/15/46		2,545	2,279,171
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		418	375,317
5.63%, 09/15/28		401	334,642
Cellnex Telecom SA, 2.13%, 08/11/30(e)(k)	EUR	100	110,442
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27	USD	405	392,095
5.00%, 05/01/28(f)		1,139	1,057,234
8.75%, 05/15/30		1,794	1,835,661
8.63%, 03/15/31		331	338,060
Iliad Holding SASU(b)(f)
6.50%, 10/15/26		1,722	1,705,871
7.00%, 10/15/28		438	433,494
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	117	122,055
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	1,339	1,365,780
4.88%, 06/15/29		1,352	902,460
11.00%, 11/15/29		1,008	1,048,635
10.50%, 05/15/30		1,605	1,641,112
3.88%, 10/15/30		128	75,520
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		260	163,595
4.13%, 04/15/30		260	160,998
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(e)(j)		250	247,734
Sable International Finance Ltd., 5.75%, 09/07/27(b)(f)		200	192,118
SoftBank Group Corp.(e)
4.50%, 04/20/25	EUR	100	107,736
3.38%, 07/06/29		100	98,989
3.88%, 07/06/32		100	96,557
Telecom Italia Capital SA
6.38%, 11/15/33	USD	112	105,959

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
6.00%, 09/30/34(f)	USD	698	$638,428
7.20%, 07/18/36		270	263,546
7.72%, 06/04/38		68	68,116
Telecom Italia SpA/Milano
5.30%, 05/30/24(b)		202	200,901
2.75%, 04/15/25(e)	EUR	100	105,192
1.63%, 01/18/29(e)		100	92,670
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(f)	USD	1,881	1,950,086
Verizon Communications, Inc.(f)
4.50%, 08/10/33		500	478,156
3.70%, 03/22/61		1,250	913,976
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		159	147,166
Zayo Group Holdings, Inc.(b)(f)
4.00%, 03/01/27		3,392	2,792,101
6.13%, 03/01/28		759	531,125

			23,470,450

Electric Utilities — 1.2%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(e)		219	190,307
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,331,859
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		40	38,708
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(e)	EUR	100	110,286
Enel Finance International NV, 3.63%, 05/25/27(b)(f)	USD	1,250	1,191,745
FirstEnergy Corp., 2.65%, 03/01/30		68	58,454
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		231	220,197
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		205	203,194
4.25%, 09/15/24		11	10,615
3.88%, 10/15/26		86	80,205
7.25%, 01/15/29		219	224,073
Pacific Gas and Electric Co., 6.95%, 03/15/34(f)		214	234,279
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		407	379,383
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		162	162,971
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		174	186,068
TransAlta Corp., 7.75%, 11/15/29		142	147,607
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(f)		750	786,813
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		480	502,694
6.95%, 10/15/33		300	320,209

			6,379,667

Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30(e)	EUR	100	108,424
WESCO Distribution, Inc.(b)
7.25%, 06/15/28(f)	USD	414	422,668
6.38%, 03/15/29		294	297,023
6.63%, 03/15/32		296	300,792

			1,128,907

Electronic Equipment, Instruments & Components — 0.7%
Coherent Corp., 5.00%, 12/15/29(b)(f)		610	574,525
Corning, Inc., 4.38%, 11/15/57(f)		1,915	1,585,731

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Imola Merger Corp., 4.75%, 05/15/29(b)(f)	USD 582	$545,713
Sensata Technologies, Inc.(b)
4.38%, 02/15/30	1,066	970,215
3.75%, 02/15/31	26	22,490

		3,698,674

Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	381	382,156
6.25%, 04/01/28(f)	1,088	1,076,508
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(f)	215	223,600
10.38%, 11/15/30	256	266,240
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(f)	685	697,733
Oceaneering International, Inc., 6.00%, 02/01/28	92	90,640
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	135	145,131
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	200	209,838
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	397	396,544
6.88%, 09/01/27	710	711,689
7.13%, 03/15/29(b)	553	559,888
Vallourec SACA, 8.50%, 06/30/26(e)	EUR 44	47,885
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD 182	187,712
8.63%, 04/30/30(f)	538	561,655

		5,557,219

Entertainment — 0.2%
CPUK Finance Ltd., 4.50%, 08/28/27(e)	GBP 100	114,754
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	USD 303	231,806
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27(f)	618	590,083
3.75%, 01/15/28	253	234,062

		1,170,705

Environmental, Maintenance & Security Service — 1.0%
Clean Harbors, Inc.(b)
4.88%, 07/15/27	297	288,091
5.13%, 07/15/29	149	143,225
6.38%, 02/01/31	87	87,639
Covanta Holding Corp.
4.88%, 12/01/29(b)	181	162,221
5.00%, 09/01/30	91	80,197
GFL Environmental, Inc.(b)
4.25%, 06/01/25	5	4,918
3.75%, 08/01/25	402	391,529
4.00%, 08/01/28	567	522,592
3.50%, 09/01/28	259	237,242
4.75%, 06/15/29(f)	483	454,232
4.38%, 08/15/29(f)	403	371,273
6.75%, 01/15/31	887	909,009
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,690	1,664,444

		5,316,612

Financial Services — 1.4%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	262	257,577
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	79	80,852
GGAM Finance Ltd.(b)
7.75%, 05/15/26	58	59,195
8.00%, 02/15/27	493	509,032
8.00%, 06/15/28	177	184,846

Security	Par (000)	Value

Financial Services (continued)
GGAM Finance Ltd.(b) (continued)
6.88%, 04/15/29(h)	USD 341	$342,279
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)(f)	415	381,629
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29	85	86,345
8.13%, 03/30/29	391	413,530
6.50%, 03/26/31	220	223,923
MGIC Investment Corp., 5.25%, 08/15/28	216	209,821
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26(f)	1,902	1,861,306
6.00%, 01/15/27(f)	237	233,638
5.13%, 12/15/30(f)	241	218,655
5.75%, 11/15/31	170	156,800
7.13%, 02/01/32	995	988,186
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)	367	377,109
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)	1,123	1,037,565
3.88%, 03/01/31(f)	201	175,111
4.00%, 10/15/33	104	88,097

		7,885,496

Food Products — 0.7%
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR 200	213,043
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28	USD 1,233	1,149,818
7.63%, 07/01/29	1,528	1,549,010
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR 156	165,776
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)	USD 557	551,989
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	194	200,344

		3,829,980

Gas Utilities(b) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
9.38%, 06/01/28	387	400,742
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31	117	106,667

		507,409

Ground Transportation — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(b)	309	308,498
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)	500	447,538
GN Bondco LLC, 9.50%, 10/15/31(b)(f)	419	418,251
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(f)	1,747	1,733,377
RXO, Inc., 7.50%, 11/15/27(b)	87	89,284
Uber Technologies, Inc.
0.00%, 12/15/25(f)(k)(l)	215	241,337
8.00%, 11/01/26(b)(f)	363	367,368
7.50%, 09/15/27(b)(f)	545	558,084
6.25%, 01/15/28(b)(f)	196	196,802
4.50%, 08/15/29(b)(f)	760	721,102
Series 2028, 0.88%, 12/01/28(b)(k)	648	801,576
Union Pacific Corp., 3.20%, 05/20/41(f)	275	214,280

		6,097,497

Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR 300	315,564
4.63%, 07/15/28(b)(f)	USD 1,050	994,995
3.88%, 11/01/29(b)	31	27,945

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)(f)	USD	1,860	$1,924,467
Becton Dickinson & Co., 4.69%, 12/15/44(f)		600	543,316
Medline Borrower LP(b)
3.88%, 04/01/29		888	808,263
5.25%, 10/01/29(f)		1,866	1,763,684
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		254	273,622
Teleflex, Inc., 4.63%, 11/15/27		100	96,179

			6,748,035

Health Care Providers & Services — 2.8%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		442	402,220
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27(f)		683	672,564
3.13%, 02/15/29		313	299,096
3.50%, 04/01/30(f)		453	431,442
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		55	49,145
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		275	253,110
6.00%, 01/15/29		769	671,797
5.25%, 05/15/30(f)		1,146	934,462
4.75%, 02/15/31(f)		847	653,670
Encompass Health Corp.
4.75%, 02/01/30(f)		380	356,044
4.63%, 04/01/31		303	275,488
Ephios Subco 3 SARL, 7.88%, 01/31/31(e)	EUR	100	113,167
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)	USD	254	262,200
HealthEquity, Inc., 4.50%, 10/01/29(b)		988	911,566
IQVIA, Inc.
5.00%, 10/15/26(b)(f)		348	340,514
6.25%, 02/01/29		159	165,094
6.50%, 05/15/30(b)		274	279,621
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		365	347,814
LifePoint Health, Inc.(b)
9.88%, 08/15/30(f)		381	398,542
11.00%, 10/15/30		600	641,275
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		567	569,539
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		59	55,462
3.88%, 11/15/30		321	285,393
3.88%, 05/15/32(f)		213	185,464
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	568,475
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		62	61,672
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		114	114,153
Star Parent, Inc., 9.00%, 10/01/30(b)(f)		1,325	1,402,256
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		392	392,039
10.00%, 04/15/27(f)		457	457,842
7.25%, 04/15/32(h)		826	832,414
Tenet Healthcare Corp.
6.13%, 06/15/30		320	319,266
6.75%, 05/15/31(b)(f)		1,097	1,116,998
UnitedHealth Group, Inc., 4.38%, 03/15/42(f)		750	680,644

			15,500,448

Health Care Technology — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(f)		2,808	2,568,249

Hotel & Resort REITs — 0.6%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		82	78,950
7.25%, 07/15/28(b)		356	366,614

Security		Par (000)	Value

Hotel & Resort REITs (continued)
RHP Hotel Properties LP/RHP Finance Corp. (continued)
4.50%, 02/15/29(b)	USD	142	$132,593
6.50%, 04/01/32(b)		1,034	1,037,490
Service Properties Trust(f)
7.50%, 09/15/25		215	217,898
8.63%, 11/15/31(b)		1,536	1,638,047

			3,471,592

Hotels, Restaurants & Leisure — 6.4%
Boyd Gaming Corp., 4.75%, 06/15/31(b)(f)		482	442,933
Boyne USA, Inc., 4.75%, 05/15/29(b)		465	431,042
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		69	64,847
4.38%, 01/15/28(f)		157	148,511
4.00%, 10/15/30		771	686,962
Caesars Entertainment, Inc.(b)(f)
8.13%, 07/01/27		1,468	1,503,468
4.63%, 10/15/29		184	167,784
7.00%, 02/15/30		2,112	2,167,936
6.50%, 02/15/32		892	899,855
Carnival Corp.
7.63%, 03/01/26(b)		197	199,317
7.63%, 03/01/26(e)	EUR	100	109,959
5.75%, 03/01/27(b)	USD	1,024	1,013,489
4.00%, 08/01/28(b)		449	416,016
6.00%, 05/01/29(b)(f)		1,119	1,104,128
7.00%, 08/15/29(b)		217	226,328
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(f)		3,535	3,856,187
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		559	556,684
Churchill Downs, Inc.(b)
5.50%, 04/01/27(f)		684	671,372
4.75%, 01/15/28		618	588,314
5.75%, 04/01/30(f)		1,073	1,035,769
6.75%, 05/01/31(f)		504	506,815
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.41%, 07/31/28(a)(e)	EUR	100	109,773
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	390	357,621
6.75%, 01/15/30		172	154,441
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)(f)		186	170,633
4.88%, 01/15/30(f)		450	431,460
4.00%, 05/01/31(b)(f)		302	269,917
3.63%, 02/15/32(b)		3	2,583
6.13%, 04/01/32(b)		266	267,132
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		305	306,231
Life Time, Inc.(b)
5.75%, 01/15/26		435	431,471
8.00%, 04/15/26(f)		336	340,058
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		190	191,400
7.25%, 11/15/29(f)		213	218,659
7.50%, 09/01/31		272	282,854
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		319	337,330

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)	USD	389	$392,009
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.94%, 12/15/30(a)(e)	EUR	100	109,234
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)	USD	400	390,000
5.75%, 07/21/28(b)		200	189,160
5.38%, 12/04/29(b)		800	728,152
5.38%, 12/04/29(e)		250	227,548
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31(b)		392	394,951
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		600	594,430
MGM China Holdings Ltd.
5.88%, 05/15/26(e)(f)		250	246,563
5.88%, 05/15/26(b)		200	197,250
4.75%, 02/01/27(b)		200	190,111
Motion Bondco DAC, 6.63%, 11/15/27(b)		200	193,279
NCL Corp. Ltd.(b)
5.88%, 03/15/26(f)		429	423,488
8.38%, 02/01/28		173	182,744
8.13%, 01/15/29		159	168,251
7.75%, 02/15/29		80	83,062
NCL Finance Ltd., 6.13%, 03/15/28(b)(f)		333	328,843
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)		366	376,970
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.(b)
5.63%, 09/01/29		148	112,988
5.88%, 09/01/31		148	108,197
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		185	199,937
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		92	88,784
5.38%, 07/15/27(f)		173	170,560
5.50%, 04/01/28		152	150,237
8.25%, 01/15/29		251	265,483
9.25%, 01/15/29(f)		247	264,924
7.25%, 01/15/30		343	356,371
6.25%, 03/15/32		440	443,502
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		280	270,689
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(f)		1,141	1,155,957
Station Casinos LLC(b)
4.63%, 12/01/31		354	318,173
6.63%, 03/15/32		275	277,796
TUI AG, 5.88%, 03/15/29(e)	EUR	100	109,443
Viking Cruises Ltd.(b)
5.88%, 09/15/27(f)	USD	308	302,183
7.00%, 02/15/29		66	66,286
9.13%, 07/15/31(f)		931	1,018,152
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	200,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 05/15/27(b)(f)		268	262,484
Wynn Macau Ltd.
5.50%, 01/15/26(b)		200	194,186
5.50%, 01/15/26(e)		200	194,186
5.63%, 08/26/28(b)(f)		963	911,841
5.13%, 12/15/29(b)		200	182,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(f)
5.13%, 10/01/29		1,011	957,772

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(f) (continued)
7.13%, 02/15/31	USD	671	$694,415
Yum! Brands, Inc., 4.75%, 01/15/30(b)		219	207,714

			35,570,184

Household Durables(b) — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30		185	169,029
Beazer Homes USA, Inc., 7.50%, 03/15/31		116	117,149
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29		266	241,296
4.88%, 02/15/30		476	426,939
Dream Finders Homes, Inc., 8.25%, 08/15/28		151	157,629
LGI Homes, Inc., 8.75%, 12/15/28		116	122,395
New Home Co., Inc.
8.25%, 10/15/27		23	23,664
9.25%, 10/01/29(h)		296	297,480
STL Holding Co. LLC, 8.75%, 02/15/29		158	162,154
SWF Escrow Issuer Corp., 6.50%, 10/01/29(f)		225	166,399
Taylor Morrison Communities, Inc., 5.13%, 08/01/30		75	71,623
Tempur Sealy International, Inc., 3.88%, 10/15/31		66	56,048

			2,011,805

Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28		20	19,390
4.13%, 10/15/30(f)		244	218,892
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		106	103,885
5.50%, 07/15/30		198	193,926
3.88%, 03/15/31		91	87,657

			623,750

Independent Power and Renewable Electricity Producers — 0.6%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		220	232,606
Calpine Corp.(b)
5.25%, 06/01/26		195	192,982
5.13%, 03/15/28(f)		1,281	1,229,431
5.00%, 02/01/31		120	110,076
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)(f)		116	110,263
NRG Energy, Inc.
6.63%, 01/15/27		958	958,478
7.00%, 03/15/33(b)(f)		270	288,105
SCC Power PLC, (4.00% Cash and 4.00% PIK),
8.00%, 12/31/28(b)(i)		175	72,315

			3,194,256

Insurance — 6.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		2,168	2,041,084
6.75%, 10/15/27(f)		2,087	2,056,162
6.75%, 04/15/28		491	494,466
5.88%, 11/01/29(f)		1,796	1,668,463
7.00%, 01/15/31(f)		1,374	1,387,766
AmWINS Group, Inc.(b)
6.38%, 02/15/29		182	182,982
4.88%, 06/30/29		232	216,545

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Ardonagh Finco Ltd.
6.88%, 02/15/31(e)	EUR	100	$106,267
7.75%, 02/15/31(b)	USD	915	910,870
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		819	808,617
AssuredPartners, Inc., 7.50%, 02/15/32(b)		504	495,258
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%, 12/31/99(a)(e)(j)	EUR	100	112,057
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f)	USD	250	234,211
FWD Group Holdings Ltd., 8.40%, 04/05/29(b)(h)		230	238,050
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31(f)		2,253	2,261,509
8.13%, 02/15/32		1,048	1,056,894
HUB International Ltd.(b)(f)
7.25%, 06/15/30		4,488	4,612,304
7.38%, 01/31/32		5,280	5,314,953
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		711	741,132
10.50%, 12/15/30		335	353,502
NFP Corp.(b)
4.88%, 08/15/28		912	914,065
6.88%, 08/15/28(f)		2,145	2,172,377
7.50%, 10/01/30(f)		136	143,277
8.50%, 10/01/31		277	304,855
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(h)		3,748	3,810,629
Ryan Specialty LLC, 4.38%, 02/01/30(b)		163	152,344
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(f)		700	580,242
USI, Inc./New York, 7.50%, 01/15/32(b)		611	612,125

			33,983,006

Interactive Media & Services — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		514	467,042
iliad SA(e)
5.38%, 06/14/27	EUR	100	109,901
5.63%, 02/15/30		100	110,733
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	357	365,062

			1,052,738

Internet Software & Services(b) — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/01/27		179	175,057
Match Group Holdings II LLC
5.63%, 02/15/29		209	202,576
4.13%, 08/01/30		262	233,113
3.63%, 10/01/31(f)		564	479,260

			1,090,006

IT Services — 1.0%
CA Magnum Holdings, 5.38%, 10/31/26(b)		488	468,480
Camelot Finance SA, 4.50%, 11/01/26(b)		602	579,218
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		589	610,579
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(f)		711	725,794
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(e)	EUR	100	115,976
Fair Isaac Corp., 4.00%, 06/15/28(b)	USD	112	104,614
KBR, Inc., 4.75%, 09/30/28(b)		306	281,384
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		59	57,226

Security		Par (000)	Value

IT Services (continued)
Science Applications International Corp., 4.88%, 04/01/28(b)	USD	377	$359,987
Twilio, Inc.
3.63%, 03/15/29		206	185,281
3.88%, 03/15/31		630	549,984
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29(b)(f)		1,599	1,439,378

			5,477,901

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(b)		114	118,135
Amer Sports Co., 6.75%, 02/16/31(b)(f)		389	386,011
Mattel, Inc., 6.20%, 10/01/40		167	166,786

			670,932

Machinery — 1.9%
Chart Industries, Inc.(b)
7.50%, 01/01/30(f)		876	909,679
9.50%, 01/01/31		178	193,838
Esab Corp., 6.25%, 04/15/29(b)(h)		350	351,639
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)(f)		170	126,191
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		587	587,988
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		1,016	1,050,664
Loxam SAS, 6.38%, 05/31/29(e)	EUR	100	112,124
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	320	295,968
5.88%, 06/30/29(f)		606	554,417
OT Merger Corp., 7.88%, 10/15/29(b)		147	104,967
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		155	141,921
Terex Corp., 5.00%, 05/15/29(b)		421	397,461
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		1,341	1,339,404
TK Elevator Holdco GmbH
6.63%, 07/15/28(e)	EUR	167	174,730
7.63%, 07/15/28(b)	USD	552	541,198
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	372	385,788
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(f)	USD	2,366	2,285,768
Vertiv Group Corp., 4.13%, 11/15/28(b)(f)		847	788,084

			10,341,829

Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		100	102,050

Media — 6.4%
Altice Financing SA(b)
9.63%, 07/15/27		667	637,977
5.75%, 08/15/29(f)		1,398	1,120,135
Banijay Entertainment SASU, 8.13%, 05/01/29(b)		200	206,278
Cable One, Inc.
0.00%, 03/15/26(k)(l)		114	99,294
1.13%, 03/15/28(k)		940	705,564
4.00%, 11/15/30(b)		272	212,276
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27(f)		711	677,420
5.00%, 02/01/28(f)		527	490,587
5.38%, 06/01/29		76	69,574
6.38%, 09/01/29(f)		955	905,992
4.75%, 03/01/30(f)		315	270,472
4.25%, 02/01/31(f)		941	768,467
7.38%, 03/01/31(f)		2,710	2,657,651

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(b) (continued)
4.75%, 02/01/32	USD	209	$170,570
4.25%, 01/15/34		578	436,306
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(f)		3,000	2,780,468
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27(f)		586	552,384
7.75%, 04/15/28(f)		319	279,380
9.00%, 09/15/28(f)		2,037	2,121,770
7.50%, 06/01/29(f)		862	712,910
7.88%, 04/01/30		865	859,945
CMG Media Corp., 8.88%, 12/15/27(b)		409	271,048
CSC Holdings LLC(b)
5.50%, 04/15/27(f)		427	382,043
11.25%, 05/15/28(f)		1,935	1,917,475
11.75%, 01/31/29		1,720	1,722,683
4.13%, 12/01/30(f)		535	382,552
4.50%, 11/15/31		204	144,425
Directv Financing LLC, 8.88%, 02/01/30(b)		203	202,510
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(f)		1,274	1,205,250
Discovery Communications LLC, 4.95%, 05/15/42(f)		400	322,673
DISH DBS Corp.(b)
5.25%, 12/01/26		1,285	1,011,820
5.75%, 12/01/28		65	44,672
DISH Network Corp., 11.75%, 11/15/27(b)		1,243	1,269,017
GCI LLC, 4.75%, 10/15/28(b)		136	124,699
Gray Television, Inc.(b)(f)
5.88%, 07/15/26		320	311,643
7.00%, 05/15/27		511	475,246
Hughes Satellite Systems Corp., 5.25%, 08/01/26		150	124,839
Lamar Media Corp., 4.00%, 02/15/30		53	48,169
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		580	544,341
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		209	198,374
Nexstar Media, Inc., 5.63%, 07/15/27(b)		103	98,810
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(f)		1,045	1,005,771
4.25%, 01/15/29(f)		381	345,178
4.63%, 03/15/30		122	109,413
7.38%, 02/15/31		387	405,353
Pinewood Finco PLC, 6.00%, 03/27/30(e)	GBP	100	126,215
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	421	334,759
6.50%, 09/15/28		584	278,531
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		58	54,330
5.00%, 08/01/27(f)		951	914,940
4.00%, 07/15/28		96	87,828
Stagwell Global LLC, 5.63%, 08/15/29(b)(f)		129	117,146
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(f)		794	708,627
TEGNA, Inc., 4.75%, 03/15/26(b)		59	57,844
Tele Columbus AG, (10.00% PIK), 10.00%, 03/19/29(e)(i)	EUR	100	74,009
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	375,693
Univision Communications, Inc.(b)
6.63%, 06/01/27		322	314,927

Security		Par (000)	Value

Media (continued)
Univision Communications, Inc.(b) (continued)
8.00%, 08/15/28(f)	USD	1,411	$1,437,472
7.38%, 06/30/30(f)		225	222,489
Videotron Ltd., 3.63%, 06/15/29(b)		112	101,235
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	94,490
Ziggo Bond Co. BV(b)
6.00%, 01/15/27	USD	638	628,794
5.13%, 02/28/30		295	252,639
Ziggo BV, 4.88%, 01/15/30(b)		217	194,809

			35,780,201

Metals & Mining — 3.0%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		250	249,070
Amsted Industries, Inc., 5.63%, 07/01/27(b)		185	182,222
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	173,770
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		312	327,564
11.50%, 10/01/31		1,113	1,239,619
ATI, Inc.
5.88%, 12/01/27(f)		216	212,684
4.88%, 10/01/29		129	121,388
7.25%, 08/15/30(f)		685	708,032
5.13%, 10/01/31		350	324,246
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(f)		250	218,276
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(f)		1,740	1,749,786
Carpenter Technology Corp.
6.38%, 07/15/28		47	46,921
7.63%, 03/15/30		463	477,654
Constellium SE
4.25%, 02/15/26(e)	EUR	100	107,457
5.88%, 02/15/26(b)	USD	1,193	1,184,641
5.63%, 06/15/28(b)		250	243,041
3.75%, 04/15/29(b)(f)		2,013	1,811,091
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		794	823,680
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	199,820
Kaiser Aluminum Corp.(b)(f)
4.63%, 03/01/28		309	289,946
4.50%, 06/01/31		1,094	967,894
Metinvest BV, 7.65%, 10/01/27(e)		200	143,000
New Gold, Inc., 7.50%, 07/15/27(b)		961	963,172
Novelis Corp.(b)(f)
3.25%, 11/15/26		1,113	1,037,071
4.75%, 01/30/30		1,100	1,014,885
3.88%, 08/15/31		1,372	1,178,556
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	300	304,268
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(f)	USD	400	379,152
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(e)(i)		72	64,800
Vedanta Resources Finance II PLC, 13.88%, 01/21/27(e)		94	88,536

			16,832,242

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25		54	53,039
4.25%, 02/01/27		220	205,828
4.75%, 06/15/29		85	77,268
Starwood Property Trust, Inc., 7.25%, 04/01/29		226	227,799

			563,934

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Office REITs — 0.0%
Highwoods Realty LP, 7.65%, 02/01/34	USD	85	$92,703

Oil, Gas & Consumable Fuels — 11.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		865	874,981
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		382	377,217
5.75%, 01/15/28		75	73,845
5.38%, 06/15/29		263	252,917
6.63%, 02/01/32		383	384,672
Apache Corp.
4.75%, 04/15/43		800	630,685
5.35%, 07/01/49		16	13,525
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		570	717,373
8.25%, 12/31/28(f)		1,043	1,071,457
Baytex Energy Corp., 8.50%, 04/30/30(b)		232	242,252
Buckeye Partners LP
4.13%, 03/01/25(b)		345	337,084
5.85%, 11/15/43		182	155,060
5.60%, 10/15/44		117	93,509
Callon Petroleum Co.
6.38%, 07/01/26		208	210,211
8.00%, 08/01/28(b)		673	703,244
7.50%, 06/15/30(b)(f)		505	534,037
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		53	52,565
6.75%, 04/15/29(f)		353	356,782
CITGO Petroleum Corp., 8.38%, 01/15/29(b)(f)		666	699,727
Civitas Resources, Inc.(b)
8.38%, 07/01/28		843	887,436
8.63%, 11/01/30(f)		370	397,297
8.75%, 07/01/31(f)		910	973,755
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	110,517
CNX Resources Corp., 7.38%, 01/15/31(b)		127	129,341
Comstock Resources, Inc.(b)(f)
6.75%, 03/01/29		498	474,914
5.88%, 01/15/30		1,195	1,082,202
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(f)		2,219	2,097,213
Crescent Energy Finance LLC(b)
9.25%, 02/15/28		782	825,703
7.63%, 04/01/32		793	799,110
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		290	306,068
DT Midstream, Inc.(b)(f)
4.13%, 06/15/29		415	381,523
4.38%, 06/15/31		527	477,264
Ecopetrol SA, 8.38%, 01/19/36		90	90,675
Empresa Nacional del Petroleo, 6.15%, 05/10/33(b)		200	201,438
Enbridge, Inc.(a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(f)		1,865	1,815,169
(5-year CMT + 4.43%), 8.50%, 01/15/84		257	279,239
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80(f)		690	653,015
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		567	571,596
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(e)		160	159,003

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
6.13%, 12/15/45(f)	USD	500	$502,573
5.30%, 04/15/47(f)		350	318,210
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		829	869,514
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		581	569,462
EnLink Midstream LLC
5.63%, 01/15/28(b)(f)		402	398,172
5.38%, 06/01/29(f)		316	310,237
6.50%, 09/01/30(b)		245	252,062
EnLink Midstream Partners LP, 5.60%, 04/01/44		249	221,697
Enterprise Products Operating LLC, (3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)		420	391,428
EQM Midstream Partners LP
4.13%, 12/01/26		131	125,967
4.50%, 01/15/29(b)		34	31,880
6.38%, 04/01/29(b)		452	455,320
7.50%, 06/01/30(b)		108	115,446
4.75%, 01/15/31(b)(f)		804	747,684
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		74	77,102
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(f)		227	228,168
8.25%, 01/15/29		431	442,463
8.88%, 04/15/30		262	274,249
Harvest Midstream I LP, 7.50%, 09/01/28(b)		78	79,087
Hess Corp., 4.30%, 04/01/27(f)		750	735,386
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	187,795
5.75%, 02/01/29		281	273,704
6.00%, 04/15/30		28	27,415
8.38%, 11/01/33		792	858,682
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		343	361,938
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	194,750
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,480	1,250,512
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		437	398,806
Kinetik Holdings LP(b)
6.63%, 12/15/28		121	123,148
5.88%, 06/15/30(f)		285	278,766
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		41	40,331
Matador Resources Co.
5.88%, 09/15/26(f)		255	255,027
6.88%, 04/15/28(b)(f)		399	408,207
6.50%, 04/15/32(b)(h)		399	399,484
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	243,516
MPLX LP, 4.25%, 12/01/27(f)		235	228,549
Murphy Oil Corp., 5.88%, 12/01/42		35	31,405
Nabors Industries Ltd.(b)
7.25%, 01/15/26		127	126,214
7.50%, 01/15/28		305	286,065
Nabors Industries, Inc.(b)
7.38%, 05/15/27		33	32,939
9.13%, 01/31/30		246	255,756
New Fortress Energy, Inc.(b)
6.75%, 09/15/25(f)		157	155,930
8.75%, 03/15/29		1,068	1,063,929
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(f)		675	691,323
8.38%, 02/15/32		1,365	1,399,271
Noble Finance II LLC, 8.00%, 04/15/30(b)		402	418,743

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)(f)	USD	1,528	$1,550,903
3.63%, 04/15/29(k)		201	244,718
8.75%, 06/15/31(b)(f)		408	430,832
NuStar Logistics LP, 6.00%, 06/01/26		182	181,188
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		271	281,100
Permian Resources Operating LLC(b)
8.00%, 04/15/27(f)		352	362,538
5.88%, 07/01/29(f)		528	519,205
9.88%, 07/15/31		402	447,949
7.00%, 01/15/32(f)		431	447,125
Petroleos Mexicanos
8.75%, 06/02/29		146	142,182
5.95%, 01/28/31(f)		183	146,656
6.70%, 02/16/32		44	36,630
Prairie Acquiror LP, 9.00%, 08/01/29(b)		253	260,449
Precision Drilling Corp., 6.88%, 01/15/29(b)		16	15,970
Puma International Financing SA, 5.00%, 01/24/26(e)		310	300,506
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		263	246,121
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	61,683
Shell International Finance BV, 4.38%, 05/11/45(f)		450	402,384
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(f)		510	527,494
SM Energy Co.
6.75%, 09/15/26(f)		221	221,221
6.50%, 07/15/28		141	141,604
Southwestern Energy Co.
5.38%, 02/01/29		260	252,521
4.75%, 02/01/32		6	5,523
Suncor Energy, Inc., 6.50%, 06/15/38(f)		800	852,785
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28		147	145,594
7.00%, 09/15/28(b)		44	44,957
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		53	52,174
5.50%, 01/15/28		126	121,399
7.38%, 02/15/29		621	624,712
6.00%, 12/31/30		13	12,349
6.00%, 09/01/31		168	156,786
Talos Production, Inc.(b)
9.00%, 02/01/29		242	256,996
9.38%, 02/01/31		202	215,344
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		169	173,463
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		228	237,282
Transocean, Inc.(b)
7.50%, 01/15/26		876	870,515
11.50%, 01/30/27		710	739,975
8.00%, 02/01/27		496	492,315
8.75%, 02/15/30(f)		1,148	1,197,409
Valaris Ltd., 8.38%, 04/30/30(b)		1,072	1,105,803
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		1,025	922,651
4.13%, 08/15/31		157	139,604
3.88%, 11/01/33		822	698,373
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		1,031	1,051,812
9.50%, 02/01/29(f)		2,775	2,991,070
8.38%, 06/01/31(f)		1,809	1,865,566
9.88%, 02/01/32(f)		1,692	1,823,543

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	USD	204	$199,185
Vital Energy, Inc.
9.75%, 10/15/30(f)		427	466,945
7.88%, 04/15/32(b)		656	666,409
Western Midstream Operating LP, 5.25%, 02/01/50(f)		111	99,292
YPF SA, 9.50%, 01/17/31(b)		105	106,828

			63,189,571

Passenger Airlines(b) — 0.7%
Air Canada, 3.88%, 08/15/26		582	555,473
American Airlines, Inc., 8.50%, 05/15/29(f)		632	667,681
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		981	964,218
United Airlines, Inc.(f)
4.38%, 04/15/26		660	638,047
4.63%, 04/15/29		1,136	1,056,480
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27		165	139,495

			4,021,394

Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)(f)		337	342,220

Pharmaceuticals — 1.3%
1375209 BC Ltd., 9.00%, 01/30/28(b)		332	325,361
AbbVie, Inc.(f)
4.75%, 03/15/45		500	470,871
4.45%, 05/14/46		1,000	897,955
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(e)	EUR	100	104,227
CVS Health Corp., 5.05%, 03/25/48(f)	USD	1,110	1,008,077
Jazz Securities DAC, 4.38%, 01/15/29(b)(f)		200	186,308
Option Care Health, Inc., 4.38%, 10/31/29(b)(f)		314	287,893
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(f)
4.13%, 04/30/28		1,153	1,074,471
5.13%, 04/30/31		200	177,821
Rossini SARL, 6.75%, 10/30/25(e)	EUR	166	179,089
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	119,380
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	200,875
3.15%, 10/01/26(f)		740	689,806
4.75%, 05/09/27		200	192,356
6.75%, 03/01/28		200	203,872
7.88%, 09/15/29		200	214,112
8.13%, 09/15/31(f)		200	218,298
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(f)		650	627,987

			7,178,759

Professional Services(b)(f) — 0.3%
CoreLogic, Inc., 4.50%, 05/01/28		1,225	1,098,412
Dun & Bradstreet Corp., 5.00%, 12/15/29		826	762,449

			1,860,861

Real Estate Management & Development — 0.3%
Agps Bondco PLC, 5.50%, 11/13/26(e)(m)(n)	EUR	200	82,736
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp.
7.00%, 04/15/30(b)	USD	316	281,865
Series AI, 7.00%, 04/15/30		348	309,870
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		372	393,115

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.(e)(m)(n)
11.75%, 04/17/22	USD	430	$6,450
12.25%, 10/18/22		200	3,000
11.88%, 06/01/23		200	3,000
9.25%, 07/28/23		400	6,000
Howard Hughes Corp., 5.38%, 08/01/28(b)(f)		106	101,672
SBB Treasury OYJ, 1.13%, 11/26/29(e)	EUR	100	61,153
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)	USD	200	189,954

			1,438,815

Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		204	186,202

Semiconductors & Semiconductor Equipment — 0.7%
ams-OSRAM AG, 10.50%, 03/30/29(e)	EUR	100	106,698
Broadcom, Inc., 4.15%, 04/15/32(b)(f)	USD	1,000	927,739
Entegris, Inc.(b)
4.38%, 04/15/28		152	142,860
4.75%, 04/15/29(f)		1,847	1,770,084
NCR Atleos Corp., 9.50%, 04/01/29(b)		327	349,762
QUALCOMM, Inc., 4.65%, 05/20/35(f)		400	396,574
Synaptics, Inc., 4.00%, 06/15/29(b)		216	194,399

			3,888,116

Software — 3.5%
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	107,764
7.13%, 10/02/25(b)	USD	761	761,680
9.13%, 03/01/26(b)		735	734,727
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		394	408,833
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		1,664	1,539,520
4.88%, 07/01/29		1,125	1,040,772
Cloud Software Group, Inc.(b)(f)
6.50%, 03/31/29		4,516	4,285,510
9.00%, 09/30/29		2,015	1,932,621
Elastic NV, 4.13%, 07/15/29(b)(f)		481	432,854
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	179,455
Iron Mountain U.K. PLC, 3.88%, 11/15/25(e)	GBP	100	122,271
McAfee Corp., 7.38%, 02/15/30(b)(f)	USD	851	780,407
MicroStrategy, Inc., 6.13%, 06/15/28(b)		603	581,732
Open Text Corp., 6.90%, 12/01/27(b)		415	429,106
Oracle Corp., 3.60%, 04/01/50(f)		250	180,619
Playtika Holding Corp., 4.25%, 03/15/29(b)		101	87,437
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(f)		1,530	1,495,969
UKG, Inc., 6.88%, 02/01/31(b)(f)		3,828	3,899,687
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		372	341,073

			19,342,037

Specialized REITs(b) — 0.2%
Iron Mountain, Inc.
7.00%, 02/15/29(f)		951	969,123
5.63%, 07/15/32		89	84,068

			1,053,191

Specialty Retail(b) — 0.3%
Arko Corp., 5.13%, 11/15/29(f)		158	130,772
eG Global Finance PLC, 12.00%, 11/30/28		391	415,609

Security		Par (000)	Value

Specialty Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28	USD	436	$408,203
7.75%, 02/15/29(f)		895	871,320

			1,825,904

Technology Hardware, Storage & Peripherals(b) — 0.2%
Seagate HDD Cayman
8.25%, 12/15/29		649	697,327
8.50%, 07/15/31		615	664,608

			1,361,935

Textiles, Apparel & Luxury Goods(b) — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(f)		228	221,987
Levi Strauss & Co., 3.50%, 03/01/31		21	18,423

			240,410

Tobacco(f) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	631,928
Philip Morris International, Inc., 4.38%, 11/15/41		900	776,175
Reynolds American, Inc., 5.85%, 08/15/45		715	663,196

			2,071,299

Trading Companies & Distributors(b) — 0.2%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		122	110,655
6.50%, 08/01/30(f)		377	382,554
GYP Holdings III Corp., 4.63%, 05/01/29		472	438,809

			932,018

Transportation Infrastructure — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		320	233,000
Azzurra Aeroporti SpA, 2.13%, 05/30/24(e)	EUR	100	107,362
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(e)(j)	USD	200	199,625
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)		200	185,313
Heathrow Finance PLC, 4.13%, 09/01/29(e)(o)	GBP	100	115,344
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(f)	USD	520	507,323

			1,347,967

Wireless Telecommunication Services — 1.0%
Altice France SA/France
5.88%, 02/01/27(e)	EUR	100	83,341
8.13%, 02/01/27(b)	USD	570	445,545
5.50%, 01/15/28(b)		357	253,557
5.13%, 01/15/29(b)		200	136,961
5.13%, 07/15/29(b)		1,406	950,503
4.25%, 10/15/29(e)	EUR	100	75,241
5.50%, 10/15/29(b)	USD	800	542,986
Cellnex Finance Co. SA(e)
1.25%, 01/15/29	EUR	100	96,865
2.00%, 09/15/32		100	94,329
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(f)	USD	1,466	1,437,083
Eutelsat SA, 1.50%, 10/13/28(e)	EUR	100	80,310
Kenbourne Invest SA, 6.88%, 11/26/24(b)	USD	243	118,007
Millicom International Cellular SA, 5.13%, 01/15/28(e)		283	268,735
VF Ukraine PAT via VFU Funding PLC, 6.20%,
02/11/25(e)		208	171,600
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	100	110,438
4.50%, 07/15/31(e)		100	107,283

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued)
4.75%, 07/15/31(b)(f)	USD	562	$484,379
7.75%, 04/15/32(b)(h)		252	252,729

			5,709,892

Total Corporate Bonds — 90.3% (Cost: $508,121,783)			501,353,056

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.3%
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, 08/24/28(p)		114	114,429
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(p)		170	170,107
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		744	745,093
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		311	310,982
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(p)		44	44,016

			1,384,627

Air Freight & Logistics — 0.1%
Clue Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.83%, 12/19/30		249	245,084

Automobile Components — 0.0%
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		170	160,062

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		38	30,602
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		32	29,643

			60,245

Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		769	768,631

Building Products — 0.0%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		114	114,399
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		94	94,732

			209,131

Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(c)		118	116,622
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		252	251,158
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.71%, 10/04/29		661	660,315

Security		Par (000)	Value

Chemicals (continued)
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28	USD	178	$166,647
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		274	269,261

			1,464,003

Commercial Services & Supplies — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(c)		316	316,790
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		261	198,106
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.76%), 14.07%, 11/02/28		79	60,797

			575,693

Communications Equipment — 0.1%
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		286	276,920

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		1,137	1,140,409
Groundworks, LLC(p)
2024 Delayed Draw Term Loan, 03/14/31		31	30,902
2024 Term Loan, 03/14/31		168	167,900

			1,339,211

Construction Materials — 0.1%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 12/11/28		162	162,071
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		204	204,255

			366,326

Consumer Finance — 0.0%
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.94%, 12/17/27		61	50,888
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.94%, 12/17/27		95	80,173

			131,061

Containers & Packaging — 0.0%
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 09/15/28		164	164,369

Diversified Consumer Services — 0.3%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		157	154,204
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		203	201,333
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/25/30		34	34,745

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
PG Investment Co. 59 SARL, Term Loan B, 02/24/31(c)(p)	USD	348	$348,435
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		1,030	1,032,410

			1,771,127

Diversified Telecommunication Services — 0.1%
Connect Finco SARL, 2024 Extended Term Loan B, 09/13/29(p)		234	229,961
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/08/27		219	218,563
Level 3 Financing, Inc.(c)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		78	77,132
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		78	77,698
Lumen Technologies, Inc., 2024 Term Loan A, 06/01/28(p)		91	76,137
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		24	21,073

			700,564

Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		124	124,957

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(c)		17	8,603

Entertainment — 0.0%
Motion Finco SARL, 2024 USD Term Loan B,
11/12/29(p)		240	239,458

Financial Services — 0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		33	32,740
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		274	272,973

			305,713

Food Products — 0.1%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		306	307,764

Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		266	265,168
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		590	582,264

			847,432

Health Care Providers & Services — 0.2%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		269	269,336

Security		Par (000)		Value

Health Care Providers & Services (continued)
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 07/03/28	USD	—	(d)	$2
LifePoint Health, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 5.76%), 11.09%, 11/16/28		137		137,076
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		123		123,236
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.68%, 04/29/25		303		181,889
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		493		489,379
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		130		130,859

				1,331,777

Health Care Technology — 1.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		2,201		2,177,168
Cotiviti, Inc., 2024 Fixed Term Loan B, 02/21/31(p)		3,462		3,465,829
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27		549		524,444
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		1,223		1,223,197

				7,390,638

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		273		269,221
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		526		481,965

				751,186

Industrial Conglomerates — 0.1%
Chromalloy Corp., 2024 Term Loan B, 03/27/31(p)		401		399,328

Insurance — 0.4%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		66		66,212
Truist Insurance Holdings LLC(p)
1st Lien Term Loan, 03/24/31		689		687,849
2nd Lien Term Loan, 03/08/32		1,665		1,673,325

				2,427,386

IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 10/28/30		117		117,194

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		130		130,096

Machinery — 0.6%
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		468		469,590
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		977		975,713
2024 Term Loan B, 02/01/29(p)		347		347,720

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(p)	USD	1,114	$1,117,244
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		170	169,754

			3,080,021

Media — 0.6%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.36%), 12.69%, 09/01/25		311	292,435
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		726	724,617
Directv Financing LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.36%), 10.69%, 08/02/29		686	684,635
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(c)(j)(p)		1,323	1,316,385
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		328	273,913

			3,291,985

Metals & Mining — 0.1%
Morgan Stanley & Co International PLC, 2024 Term Loan B, 03/25/31(j)(p)		296	296,556

Oil, Gas & Consumable Fuels — 0.4%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR + 4.75%), 10.00%, 09/06/30(c)		150	154,500
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		135	133,451
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		142	142,277
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		1,366	1,369,608
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 02/02/31		228	228,456

			2,028,292

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		460	477,379

Personal Care Products — 0.1%
KDC/ONE Development Corp., Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.33%, 08/15/28		252	252,275

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28		88	87,655

Security		Par (000)		Value

Professional Services — 0.1%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28	USD	164		$160,284
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(c)		169		152,398

				312,682

Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(c)		104		104,220

Software — 0.9%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.56%, 02/23/32		251		259,471
Boxer Parent Co., Inc., 2023 USD Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.58%, 12/29/28		428		430,142
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		536		533,190
2024 Term Loan, 03/21/31(p)		491		487,627
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		442		437,161
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.12%, 12/01/27		—	(d)	1
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		346		347,450
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		256		256,801
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		189		188,313
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		66		63,336
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		961		954,675
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.35%), 12.65%, 12/18/28(c)		195		188,175
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.57%, 06/02/28		361		357,801
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28(p)		196		196,002
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		365		367,086

				5,067,231

Transportation Infrastructure — 0.0%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		66		65,708
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.16%, 07/02/29		85		84,958

				150,666

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 5.15%), 10.47%, 05/25/27(c)	USD	725	$699,688

Total Floating Rate Loan Interests — 7.2% (Cost: $39,574,055)			39,847,236

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(e)		200	183,188

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(f)		200	174,563

Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26(f)		200	195,100
3.88%, 03/22/26	EUR	100	106,390
8.00%, 04/20/33(f)	USD	200	211,200

			512,690

Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(e)		107	108,016
5.95%, 01/25/27(e)		176	174,944
4.50%, 01/30/30(b)		200	181,700
7.05%, 02/03/31(b)		150	155,344

			620,004

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	143,500

Guatemala — 0.1%
Guatemala Government Bond(b)
5.38%, 04/24/32		200	192,160
6.60%, 06/13/36		200	204,312
4.65%, 10/07/41		200	160,688

			557,160

Hungary — 0.1%
Hungary Government International Bond, 5.38%, 09/12/33(e)	EUR	114	129,707
Magyar Export-Import Bank, 6.00%, 05/16/29(e)		121	137,761

			267,468

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)(f)	USD	200	196,707

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)(f)		365	360,209

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28(f)		300	285,281
6.35%, 02/09/35		200	206,625

			491,906

Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)		200	202,250

Security		Par (000)	Value

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)	USD	200	$195,062

Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(e)		309	316,532

Panama — 0.1%
Panama Government International Bond
6.40%, 02/14/35(f)		337	317,791
6.85%, 03/28/54		200	180,700

			498,491

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		379	374,805
Peruvian Government International Bond(f)
2.78%, 01/23/31		117	100,510
1.86%, 12/01/32		356	271,784

			747,099

Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33(f)		138	135,799
5.50%, 04/04/53		71	70,979

			206,778

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)(f)		168	165,638
2.88%, 03/11/29(e)	EUR	140	139,286
2.50%, 02/08/30(e)		150	143,116
2.12%, 07/16/31(e)		168	148,169

			596,209

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(e)(f)	USD	362	354,873

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(e)(f)		231	197,072

South Africa — 0.1%
Republic of South Africa Government International Bond
5.88%, 04/20/32(f)		390	351,487
5.00%, 10/12/46		200	134,300

			485,787

Ukraine — 0.0%
Ukraine Government International Bond(m)(n)
7.75%, 09/01/27(e)		107	36,273
7.25%, 03/15/35(b)		371	107,776

			144,049

Total Foreign Agency Obligations — 1.3% (Cost: $7,822,052)			7,451,597

Municipal Bonds

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		800	793,274

Total Municipal Bonds — 0.1% (Cost: $790,464)			793,274

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 14.4%
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)	USD	12	$3,982
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,754	748,679
Series 2007-19, Class 1A1, 6.00%, 08/25/37		543	262,374
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		591	522,427
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		382	371,689
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,291	1,298,604
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A12, 6.50%, 04/25/49(a)(b)		364	359,894
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1-mo. Term SOFR + 0.76%), 6.00%, 07/25/37(a)		2,621	682,148
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,447	507,073
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,204	1,189,729
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,180	1,179,968
Citigroup Mortgage Loan Trust,
Series 2006-AR7, Class 2A3A, 4.36%, 11/25/36(a)		606	554,330
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,478,300
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,603,245
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,309	1,307,914
Series 2022-7, Class A1, 5.16%, 04/25/67		2,141	2,108,239
Series 2022-9, Class A1, 6.79%, 12/25/67		296	296,844
Series 2023-2, Class A1, 6.60%, 07/25/68		1,333	1,342,415
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1-mo. Term SOFR + 0.56%), 5.50%, 05/25/35(a)		1,139	949,286
Series 2006-40T1, Class 2A5, (1-mo. Term SOFR + 0.51%), 5.84%, 12/25/36(a)		2,273	481,465
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,403	663,522
Series 2006-J7, Class 2A1, (1-mo. LIBOR US + 1.50%), 6.94%, 11/20/46(a)		2,499	1,860,821
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.94%, 11/25/46(a)		4,163	3,642,158
Series 2006-OA16, Class A2, (1-mo. Term SOFR + 0.49%), 5.82%, 10/25/46(a)		2,606	2,323,762
Series 2006-OA18, Class A1, (1-mo. Term SOFR + 0.35%), 5.68%, 12/25/46(a)		1,441	1,220,166
Series 2006-OA6, Class 1A1A, (1-mo. Term SOFR + 0.53%), 5.86%, 07/25/46(a)		3,002	2,629,447
Series 2006-OA8, Class 1A1, (1-mo. Term SOFR + 0.49%), 5.82%, 07/25/46(a)		1,021	858,812
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,241	1,435,588
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,573	724,864
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,898	2,616,184
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,958	1,954,420
Series 2007-4CB, Class 1A3, (1-mo. Term SOFR + 0.46%), 5.75%, 04/25/37(a)		1,502	1,118,655
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.93%, 03/25/47(a)		1,710	1,424,418
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1-mo. Term SOFR + 0.51%), 5.84%, 04/25/46(a)		3,571	3,287,858
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,646	2,622,208

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
CSMC Trust(a)(b)
Series 2011-4R, Class 1A2, (1-mo. Term SOFR + 1.61%), 6.94%, 09/27/37	USD	1,165	$939,884
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,053,631
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	490,898
Series 2021-2, Class A1, 0.93%, 06/25/66		195	156,276
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,050	1,642,635
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		948	916,699
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,009	995,474
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		506	482,890
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		322	307,417
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,000	1,541,863
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,649	1,657,522
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,608	1,603,753
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.59%, 05/26/37(b)		3,517	3,580,506
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,538	1,181,525
OBX Trust(b)
Class A1A, 6.57%, 06/25/63		1,403	1,414,450
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		533	534,344
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		436	436,148
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,469	1,481,276
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		1,430	1,427,494
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1-mo. Term SOFR + 0.71%), 6.04%, 08/25/36(a)		6,276	1,244,004
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		655	650,279
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		659	621,694
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,383,337
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	892,158
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		444	415,216
Series 2022-7, Class A1, 5.15%, 07/25/67		1,752	1,738,890
Series 2022-INV2, Class A1, 6.79%, 10/25/67		448	450,808
Series 2023-1, Class A1, 5.85%, 12/25/67		286	284,635
Series 2023-5, Class A1, 6.48%, 06/25/68		1,228	1,232,338
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,581	1,589,090

			79,978,622

Commercial Mortgage-Backed Securities — 4.4%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 5.85%, 07/25/37(a)(b)		1,194	1,091,376
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.19%, 04/15/36(a)(b)		463	459,331

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 7.92%, 03/15/41(a)(b)	USD	400	$400,172
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.36%, 12/15/38		600	593,625
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 6.11%, 06/15/38		1,457	1,446,514
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.34%, 02/15/39		1,345	1,337,765
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 7.27%, 02/15/39		510	507,450
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.24%, 02/15/36		1,650	1,642,781
Series 2022, Class B, (1-mo. Term SOFR + 2.66%), 7.99%, 08/15/41		276	276,552
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.49%, 08/15/39		645	646,613
Series 2023, Class A, (1-mo. Term SOFR + 2.69%), 8.02%, 05/15/38		140	141,750
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 7.97%, 02/15/41		240	239,925
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 1.00%, 04/15/29(h)		800	799,000
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 8.29%, 03/15/26		170	169,907
CENT Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.62%), 7.95%, 09/15/38(a)(b)		1,081	1,091,826
Cold Storage Trust(a)(b)
Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.33%, 11/15/37		101	101,027
Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.92%, 11/15/37		280	279,057
CSMC BHAR, Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 7.44%, 11/15/38(a)(b)		270	267,812
CSMC Trust, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		472	438,982
DC Trust, Series 2024-HLTN, Class C, 1.00%, 04/13/28(a)(b)(h)		220	219,981
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.69%, 07/15/38		1,307	1,305,752
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 9.14%, 07/15/38		829	828,193
GS Mortgage Securities Corp II, Series 2023, Class E, 7.43%, 09/10/38(a)(b)		275	275,482
GS Mortgage Securities Corp Trust, Series 2023, Class B, (1-mo. Term SOFR + 2.79%), 8.12%, 03/15/28(a)(b)		550	551,547
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(b)		1,000	957,639
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38		275	252,025
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.72%, 03/15/39		1,600	1,595,750
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.61%, 12/15/36(a)(b)		1,100	1,105,499

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1-mo. Term SOFR + 1.11%), 6.44%, 04/25/31(a)(b)	USD	6	$5,831
MED Trust(a)(b)
Series 2021, Class A, (1-mo. Term SOFR + 1.06%), 6.39%, 11/15/38		1,065	1,062,227
Series 2023, Class E, (1-mo. Term SOFR + 3.26%), 8.59%, 11/15/38		390	388,421
MF1 Trust, Series 2021-W10, Class A, (1-mo. Term SOFR + 1.07%), 6.40%, 12/15/34(a)(b)		520	516,100
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.51%, 05/15/37(a)(b)		500	503,750
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,600	1,529,460
Series 2020, Class B, (1-mo. Term SOFR + 1.45%), 6.78%, 02/15/37(a)(b)		780	776,122
Series 2020, Class D, (1-mo. Term SOFR + 2.20%), 7.53%, 02/15/37(a)(b)		800	796,023

			24,601,267

Total Non-Agency Mortgage-Backed Securities — 18.8% (Cost: $120,846,061)			104,579,889

Preferred Securities

Capital Trusts — 6.8%(a)

Automobiles(j) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%		395	378,747
Volkswagen International Finance NV, 3.88%(e)	EUR	100	99,809

			478,556
Banks — 5.8%
AIB Group PLC, 5.25%(e)(j)		200	214,147
Banco Bilbao Vizcaya Argentaria SA, 6.13%(j)	USD	2,000	1,841,846
Bank of America Corp., Series X, 6.25%(f)(j)		2,925	2,928,329
Bank of New York Mellon Corp., Series I, 3.75%(f)(j)		2,845	2,607,727
Barclays PLC(j)
4.38%(f)		2,835	2,324,101
8.00%		275	274,433
9.63%		1,105	1,171,744
BNP Paribas SA(j)
4.63%(b)		1,025	845,550
8.50%(b)		545	569,662
6.88%(e)	EUR	200	225,156
Chong Hing Bank Ltd., 5.70%(e)(j)	USD	250	248,711
Citigroup, Inc., Series AA, 7.63%(j)		425	446,194
Credit Agricole SA, 4.75%(b)(j)		260	228,356
Goldman Sachs Group, Inc., Series R, 4.95%(j)		900	885,128
HSBC Holdings PLC(j)
4.70%		465	391,050
4.60%		200	169,196
6.00%(f)		695	668,985
JPMorgan Chase & Co., Series U, 6.53%, 01/15/87		358	328,011
Lloyds Banking Group PLC(j)
8.00%(f)		2,595	2,612,817
6.75%		515	508,821
NatWest Group PLC, 6.00%(j)		1,185	1,157,142
Nordea Bank Abp, 3.75%(b)(j)		560	461,281
PNC Financial Services Group, Inc.(j)
Series V, 6.20%		377	376,018
Series W, 6.25%(f)		380	368,286
Rizal Commercial Banking Corp., 6.50%(e)(j)		200	196,563

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Societe Generale SA(b)(j)
5.38%	USD	2,250	$1,895,878
6.75%(f)		3,000	2,732,882
UBS Group AG(b)(j)
Series NC10, 9.25%		760	857,688
Series NC5, 9.25%		616	667,421
Wells Fargo & Co.(f)(j)
7.63%		571	610,232
Series S, 5.90%		3,000	2,987,330
Woori Bank, 4.25%(e)(j)		250	246,563

			32,047,248

Diversified Telecommunication Services(e) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	134,561
Telefonica Europe BV, 6.14%(j)	EUR	200	223,613

			358,174

Electric Utilities — 0.6%
Edison International, Series B, 5.00%(j)	USD	328	310,748
EDP - Energias de Portugal SA, 5.94%, 04/23/83(e)	EUR	100	112,669
Electricite de France SA, 3.00%(e)(j)		200	197,728
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(f)	USD	2,500	2,391,069

			3,012,214

Independent Power and Renewable Electricity Producers(b)(j) — 0.2%
NRG Energy, Inc., 10.25%		625	670,442
Vistra Corp., 7.00%		267	264,369

			934,811

Insurance — 0.0%
Liberty Mutual Group, Inc., 3.63%, 05/23/59(e)	EUR	100	107,399

Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.25%(e)(j)		100	105,997

Pharmaceuticals — 0.0%
Bayer AG, 4.50%, 03/25/82(e)		100	100,872

Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(e)(j)		100	64,622

Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(e)(j)		100	104,377

Wireless Telecommunication Services(e) — 0.0%
Vodafone Group PLC
2.63%, 08/27/80		100	103,435
6.50%, 08/30/84		100	116,020

			219,455

			37,533,725

Security	Shares		Value

Preferred Stocks — 0.7%(a)(j)

Banks — 0.7%
Morgan Stanley
Series F, 6.88%		100,000	$2,516,000
Series K, 5.85%		60,125	1,502,524

			4,018,524

Total Preferred Securities — 7.5% (Cost: $42,735,350)			41,552,249

	Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.8%
Fannie Mae REMICS, Series 4480, Class ZX, 4.00%, 11/15/44	USD	4,472	4,186,598
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		553	502,173

			4,688,771

Mortgage-Backed Securities — 15.7%
Fannie Mae Mortgage-Backed Securities(f)
4.50%, 07/01/55		6,269	6,109,770
4.00%, 02/01/56 - 04/01/56		6,736	6,372,168
Uniform Mortgage-Backed Securities
1.50%, 05/01/31 - 06/01/31(f)		7,066	6,430,087
4.00%, 03/01/34 - 09/01/52(f)		20,561	19,153,020
6.50%, 10/01/53(f)		5,040	5,149,017
3.00%, 04/11/54(q)		8,800	7,569,858
3.50%, 04/11/54(q)		10,000	8,948,774
4.50%, 04/11/54(q)		6,000	5,713,334
5.00%, 04/11/54(q)		11,000	10,732,295
5.50%, 04/11/54(q)		11,020	10,965,300

			87,143,623

Total U.S. Government Sponsored Agency Securities — 16.5% (Cost: $94,982,069)			91,832,394

	Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC, (Expires 12/16/31)(c)(n)		10	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 161.6% (Cost: $926,833,759)			897,733,120

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(r)(s)		6,647,267	$6,647,267

Total Short-Term Securities — 1.2% (Cost: $6,647,267)			6,647,267

Options Purchased — 0.0% (Cost: $1,599)			422

Total Investments Before TBA Sale Commitments and Options Written — 162.8% (Cost: $933,482,625)			904,380,809

		Par (000)

TBA Sale Commitments(q)

Mortgage-Backed Securities — (2.6)%
Uniform Mortgage-Backed Securities
3.50%, 04/11/54	USD	(10,000)	(8,948,774)
4.50%, 04/11/54		(6,000)	(5,713,334)

Total TBA Sale Commitments — (2.6)% (Proceeds: $(14,659,463))			(14,662,108)

Options Written — (0.0)% (Premiums Received: $(323))			(47)

Total Investments, Net of TBA Sale Commitments and Options Written — 160.2% (Cost: $918,822,839)			889,718,654
Liabilities in Excess of Other Assets — (60.2)%			(334,248,079)

Net Assets — 100.0%			$555,470,575

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than 1,000.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Non-income producing security.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Represents or includes a TBA transaction.
(r)	Affiliate of the Fund.
(s)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,305,527	$—	$(3,658,260	)(a)	$—	$—	$6,647,267	6,647,267	$109,895	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
HSBC Securities (USA), Inc.	5.50	%(b)	12/08/23	Open		$452,500	$460,305	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/08/23	Open		210,478	214,108	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/08/23	Open		156,860	159,543	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/08/23	Open		187,105	190,306	Foreign Agency Obligations	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		247,263	250,392	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		151,125	153,038	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas SA	5.49	%(b)	01/08/24	Open		$482,501	$488,608	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		192,240	194,673	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/08/24	Open		602,502	610,115	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	01/19/24	Open		497,312	502,631	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	01/19/24	Open		282,625	285,620	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	01/29/24	Open		2,297,337	2,319,098	Capital Trusts	Open/Demand
Barclays Bank PLC	5.50	(b)	01/29/24	Open		1,636,537	1,652,039	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	01/29/24	Open		697,500	704,107	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	01/29/24	Open		580,800	586,241	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	01/29/24	Open		93,161	94,047	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	01/29/24	Open		707,651	714,049	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	01/29/24	Open		814,294	822,077	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	01/29/24	Open		656,040	662,311	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	01/29/24	Open		1,537,717	1,552,416	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	01/29/24	Open		204,331	206,213	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	01/29/24	Open		136,597	137,856	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		432,285	436,365	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		152,346	153,784	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		177,000	178,670	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		696,065	702,634	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		246,578	248,905	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		248,285	250,628	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		117,300	118,407	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		310,375	313,304	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		678,480	684,883	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/30/24	Open		3,565,931	3,599,103	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/01/24	Open		808,110	815,328	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/01/24	Open		1,079,085	1,088,776	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.53	(b)	02/01/24	Open		1,999,474	2,017,595	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.55	(b)	02/01/24	Open		1,083,287	1,092,978	Corporate Bonds	Open/Demand
BNP Paribas SA	4.75	(b)	02/08/24	Open		2,357,700	2,373,876	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	02/08/24	Open		122,906	123,821	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	02/08/24	Open		516,637	520,593	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	02/08/24	Open		190,688	192,167	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		394,200	397,269	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		276,941	279,097	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	02/08/24	Open		108,075	108,920	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	02/08/24	Open		204,728	206,330	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		342,101	344,789	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		194,940	196,472	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		886,250	893,227	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		751,500	757,416	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		241,158	243,056	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		536,740	540,965	Capital Trusts	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		174,328	175,700	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		609,825	614,643	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		1,211,280	1,220,850	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		540,540	544,811	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		281,520	283,748	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		345,218	347,950	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		312,480	314,958	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		235,258	237,123	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		643,900	649,006	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		480,963	484,777	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		326,533	329,122	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		122,648	123,620	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		895,000	902,097	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		2,753,156	2,775,188	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50	(b)	02/08/24	Open		338,923	341,615	Foreign Agency Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Credit Agricole Corporate and Investment Bank	5.50	%(b)	02/08/24	Open		$814,062	$820,530	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		347,820	350,508	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		1,464,196	1,475,511	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		543,510	547,789	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		201,949	203,539	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		206,869	208,497	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		857,544	864,295	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		266,831	268,932	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		1,504,507	1,516,351	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		1,025,475	1,033,696	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		589,266	593,990	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		303,761	306,196	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		549,765	554,172	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		80,958	81,606	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		1,379,727	1,390,788	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		363,431	366,345	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		558,623	563,102	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		354,666	357,509	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		1,661,476	1,674,796	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		1,353,725	1,364,577	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		582,970	587,643	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		851,757	858,586	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50	(b)	02/08/24	Open		255,750	257,412	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		438,750	442,141	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		107,010	107,837	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		184,163	185,587	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		167,545	168,840	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.40	(b)	02/08/24	Open		1,248,992	1,258,734	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42	(b)	02/08/24	Open		1,526,090	1,538,038	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.45	(b)	02/08/24	Open		953,750	961,258	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		390,710	393,803	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		115,133	116,044	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		333,750	336,392	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		176,524	177,921	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		263,419	265,504	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		460,365	464,009	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		209,535	211,194	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		340,100	342,792	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		167,693	169,020	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		318,780	321,303	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		649,704	654,847	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		261,681	263,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		354,200	357,101	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		533,800	538,041	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		558,250	562,685	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		218,844	220,582	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		361,500	364,372	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		346,500	349,253	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		377,000	379,995	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		745,875	751,801	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		520,625	524,761	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		343,175	345,901	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		619,500	624,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		650,625	655,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		1,278,750	1,288,909	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		350,500	353,285	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		749,062	755,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		799,000	805,348	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		380,813	383,838	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		259,238	261,297	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		595,562	600,294	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets, LLC	5.50	%(b)	02/08/24	Open		$421,250	$424,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		174,063	175,445	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		431,875	435,306	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		641,712	646,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		477,750	481,545	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		783,750	789,942	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		1,142,175	1,151,199	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		171,875	173,233	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		600,000	604,741	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		310,500	312,953	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		93,379	94,117	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	02/08/24	Open		3,320,000	3,346,232	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		218,365	220,097	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		190,698	192,210	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		274,725	276,904	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		306,250	308,679	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		855,000	861,780	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		480,625	484,436	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		452,500	456,088	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		224,063	225,839	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		367,565	370,480	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	02/08/24	Open		397,963	401,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	02/08/24	Open		541,082	545,381	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	02/08/24	Open		1,551,150	1,563,473	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/13/24	Open		981,367	988,401	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/14/24	Open		325,279	327,544	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/14/24	Open		304,110	306,228	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/15/24	Open		614,002	618,262	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/16/24	Open		867,912	873,825	Corporate Bonds	Open/Demand
BNP Paribas SA	5.55	(b)	02/20/24	Open		225,213	226,601	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/22/24	Open		381,500	383,695	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/22/24	Open		159,129	160,051	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	02/22/24	Open		222,828	224,121	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/23/24	Open		1,708,927	1,718,049	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/27/24	Open		2,680,770	2,695,126	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/29/24	Open		2,081,186	2,091,694	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/29/24	Open		3,227,974	3,244,271	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	03/06/24	Open		471,923	473,709	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	03/06/24	Open		3,216,440	3,229,105	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	03/06/24	Open		3,265,920	3,278,780	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		300,486	301,419	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		260,113	260,920	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		127,727	128,123	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		181,628	182,191	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		279,650	280,518	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		814,740	817,268	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		563,296	565,044	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		145,410	145,861	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		218,481	219,159	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		219,010	219,690	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		212,400	213,059	Corporate Bonds	Open/Demand
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		2,599,555	2,607,019	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		5,042,633	5,057,111	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		285,832	286,653	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		1,303,783	1,307,526	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		5,000,850	5,015,208	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Cantor Fitzgerald & Co.	5.45%		03/12/24	04/11/24		$1,371,752	$1,375,698	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,488,870	1,493,152	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,642,082	1,646,806	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		910,746	913,366	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,859,073	1,864,420	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		4,229,316	4,241,855	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		12,577,086	12,612,939	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		3,653,180	3,663,688	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	4.85		03/12/24	04/17/24		214,010	214,557	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.35		03/12/24	04/17/24		1,259,722	1,263,279	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		03/12/24	04/17/24		171,563	172,051	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		1,123,125	1,126,356	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		233,814	234,487	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		452,980	454,283	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		176,480	176,988	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		170,606	171,101	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		292,533	293,382	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		158,288	158,747	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		282,200	283,019	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		259,911	260,666	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		304,238	305,121	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		388,080	389,207	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		255,093	255,833	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.49	(b)	03/12/24	Open		271,080	271,865	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.15		03/13/24	04/18/24		1,075,750	1,078,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		03/13/24	04/18/24		779,062	781,069	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		03/13/24	04/18/24		451,913	453,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/13/24	04/18/24		436,150	437,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/13/24	04/18/24		92,895	93,139	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/13/24	04/18/24		257,688	258,364	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.32		03/13/24	04/18/24		273,360	274,087	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.33		03/13/24	04/18/24		683,691	685,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		803,720	805,870	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		523,500	524,900	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		679,035	680,851	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		1,146,875	1,149,943	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		206,250	206,802	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		1,548,274	1,552,415	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		337,796	338,700	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		713,385	715,293	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		330,341	331,225	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		686,400	688,236	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		541,500	542,948	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		367,138	368,129	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		289,435	290,216	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		129,938	130,288	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		886,500	888,894	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		302,063	302,878	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		733,357	735,338	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		862,840	865,170	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		219,408	220,000	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		754,687	756,725	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		289,463	290,244	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		363,750	364,732	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	5.40%	03/13/24	04/18/24		$172,040	$172,505	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/13/24	04/18/24		590,762	592,358	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/13/24	04/18/24		199,660	200,199	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/13/24	04/18/24		565,000	566,525	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.43	03/13/24	04/18/24		2,195,062	2,201,022	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		493,187	494,531	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		1,093,365	1,096,344	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		730,100	732,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		361,800	362,786	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		620,120	621,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		718,360	720,318	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		134,500	134,867	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		2,180,287	2,186,229	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		251,146	251,831	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		413,948	415,076	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		782,644	784,777	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.49	03/13/24	04/18/24		2,331,250	2,337,649	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		140,108	140,493	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		575,106	576,688	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		124,775	125,118	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		329,970	330,877	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		761,785	763,880	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		2,179,360	2,185,353	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		167,471	167,932	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		452,760	454,005	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		128,925	129,280	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		518,141	519,566	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		79,046	79,264	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		169,313	169,778	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		308,790	309,639	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		296,231	297,046	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		1,518,024	1,522,198	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		979,575	982,269	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		230,344	230,977	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		2,580,000	2,587,095	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		113,040	113,351	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		176,565	177,051	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		868,750	871,139	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		604,012	605,674	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		565,800	567,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		172,933	173,408	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		816,609	818,854	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		801,611	803,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		841,391	843,705	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		3,218,250	3,227,100	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		361,349	362,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		1,643,606	1,648,126	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		795,361	797,548	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		374,735	375,766	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		1,000,620	1,003,372	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		407,788	408,909	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		154,530	154,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		1,311,975	1,315,582	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		263,791	264,517	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		734,239	736,258	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		667,894	669,730	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		510,542	511,946	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	03/13/24	04/18/24		2,036,250	2,041,880	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		169,918	170,389	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		236,605	237,262	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		263,428	264,159	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		280,394	281,172	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	5.55%		03/13/24	04/18/24		$110,840	$111,148	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		817,232	819,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		196,000	196,544	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		325,185	326,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		1,088,156	1,091,176	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		101,910	102,193	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		153,804	154,231	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		279,480	280,256	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		348,705	349,673	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		03/13/24	04/18/24		74,509	74,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		909,317	911,864	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		2,757,990	2,765,712	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		3,506,250	3,516,067	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		216,123	216,728	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		2,768,062	2,775,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		1,897,406	1,902,719	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		1,721,454	1,726,274	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		361,654	362,666	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		200,330	200,891	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		1,508,925	1,513,150	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		258,604	259,328	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		678,750	680,650	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		2,497,500	2,504,493	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/13/24	04/18/24		433,579	434,793	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.60		03/13/24	04/18/24		883,225	885,698	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.65		03/13/24	04/18/24		1,681,425	1,686,175	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		3,268,455	3,276,790	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/14/24	04/18/24		148,715	149,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		03/15/24	04/18/24		1,945,372	1,949,382	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.30		03/15/24	04/18/24		298,290	298,905	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.40		03/15/24	04/18/24		322,920	323,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		1,167,650	1,170,125	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		178,266	178,644	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		129,645	129,920	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		128,800	129,073	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		451,500	452,466	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		101,863	102,080	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		128,563	128,837	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53		03/15/24	04/18/24		193,916	194,333	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.50	(b)	03/15/24	Open		1,410,380	1,413,332	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.55	(b)	03/15/24	Open		330,165	330,857	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/15/24	Open		3,469,810	3,477,434	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.45		03/18/24	04/18/24		212,325	212,743	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/18/24	04/18/24		989,257	991,258	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/19/24	04/18/24		83,188	83,340	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/19/24	04/18/24		116,965	117,197	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	03/20/24	Open		733,987	735,217	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.40		03/21/24	04/18/24		534,465	535,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		757,170	758,306	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		255,792	256,176	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		487,500	488,231	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		560,071	560,912	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		377,761	378,328	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		826,044	827,283	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		165,069	165,316	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		678,700	679,718	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		201,266	201,568	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		529,162	529,956	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		293,687	294,132	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		750,037	751,173	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		207,949	208,264	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		626,780	627,729	Corporate Bonds	Up to 30 Days

30

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	5.45%		03/21/24	04/18/24		$468,576	$469,286	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		230,838	231,187	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		199,631	199,933	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		410,550	411,172	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.45		03/21/24	04/24/24		207,656	207,970	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.45		03/21/24	04/24/24		412,500	413,124	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.45		03/21/24	04/24/24		447,075	447,752	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.45		03/21/24	04/24/24		1,924,279	1,927,192	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	2.00		03/21/24	04/24/24		32,750	32,768	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/21/24	04/24/24		115,388	115,524	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/21/24	04/24/24		1,111,612	1,113,002	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/21/24	04/24/24		367,673	368,132	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.24		03/21/24	04/24/24		212,551	212,860	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.40		03/21/24	04/24/24		128,989	129,183	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.45		03/21/24	04/24/24		264,750	265,151	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/21/24	04/24/24		424,387	425,029	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		2,400,630	2,404,331	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		1,523,775	1,526,124	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		1,626,210	1,628,762	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		1,600,965	1,603,478	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.65	(b)	03/21/24	Open		2,754,042	2,758,365	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	03/21/24	Open		219,889	220,228	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/21/24	Open		222,435	222,774	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/21/24	Open		309,829	310,300	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.50		03/22/24	04/18/24		1,502,044	1,503,650	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/25/24	04/17/24		309,413	309,696	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/25/24	04/24/24		932,452	933,330	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.49	(b)	03/25/24	Open		855,400	856,183	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.40		03/26/24	04/18/24		358,745	359,014	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/26/24	04/24/24		853,775	854,445	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	03/26/24	Open		1,625,380	1,626,617	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	03/26/24	Open		1,010,500	1,011,153	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.80	(b)	03/26/24	Open		1,069,687	1,070,401	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	03/27/24	Open		325,643	325,838	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/27/24	Open		397,150	397,392	Corporate Bonds	Open/Demand

						$298,980,755	$300,309,641

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	48	06/28/24	$9,815	$8,325
5-Year U.S. Treasury Note	1,445	06/28/24	154,638	425,314

				433,639

Short Contracts
10-Year U.S. Treasury Note	592	06/18/24	65,592	(258,390)
10-Year U.S. Ultra Long Treasury Note	207	06/18/24	23,724	(128,622)
U.S. Long Bond	368	06/18/24	44,321	(756,424)
Ultra U.S. Treasury Bond	106	06/18/24	13,674	(308,305)

				(1,451,741)

				$(1,018,102)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,607	EUR	97,038	Deutsche Bank AG	05/16/24	$1,738
USD	132,458	EUR	120,545	Deutsche Bank AG	05/16/24	2,185
USD	132,589	EUR	120,658	Deutsche Bank AG	05/16/24	2,194
USD	502,457	EUR	457,247	Deutsche Bank AG	05/16/24	8,311
USD	68,968	EUR	63,000	Deutsche Bank AG	06/20/24	786
USD	108,627	EUR	100,000	Deutsche Bank AG	06/20/24	402
USD	10,250,938	EUR	9,374,000	UBS AG	06/20/24	105,871
USD	113,746	GBP	90,000	Deutsche Bank AG	06/20/24	105
USD	127,369	GBP	100,000	Morgan Stanley & Co. International PLC	06/20/24	1,102
USD	1,696,692	GBP	1,332,000	Morgan Stanley & Co. International PLC	06/20/24	14,814

						$137,508

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10-Year U.S. Treasury Note Future	3	04/26/24	USD	109.00	USD	332	$422

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10-Year U.S. Treasury Note Future	3	04/26/24	USD	106.50	USD	332	$(47)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	9,336	$(702,858)	$(267,155)	$(435,703)
CDX.NA.IG.41.V1	1.00	Quarterly	12/20/28	USD	27,020	(626,104)	(390,232)	(235,872)

						$(1,328,962)	$(657,387)	$(671,575)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	11,944	$1,997,886	$768,493	$1,229,393

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-		EUR 20		$1,344	$1,088	$256
			Morgan Stanley & Co.
CMA CGM SA	5.00	Quarterly	International PLC	06/20/27	N/R		EUR 38		4,417	6,204	(1,787)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R		EUR 9		(465)	(1,570)	1,105
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R		EUR 5		(279)	(922)	643
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R		EUR 15		(785)	(2,592)	1,807
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R		EUR 4		(228)	(772)	544

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R		EUR 9		$(477)	$(1,623)	$1,146
			Morgan Stanley & Co.
Adler Real Estate AG	5.00	Quarterly	International PLC	12/20/27	N/R		EUR 7		(346)	(1,156)	810
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB		EUR 27		3,778	3,721	57
Ziggo Bond Co. BV	5.00	Quarterly	Bank of America N.A.	06/20/29	B-		EUR 15		960	1,224	(264)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D		USD 4,778		(799,154)	(215,373)	(583,781)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D		USD 2,389		(399,577)	(107,562)	(292,015)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D		USD 4,778		(799,154)	(106,487)	(692,667)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/15/64	N/R		USD 2,972		(419,923)	(549,715)	129,792

									$(2,409,889)	$(975,535)	$(1,434,354)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$103,505,041	$1,552,567	$105,057,608
Common Stocks	5,265,817	—	—	5,265,817
Corporate Bonds
Aerospace & Defense	—	20,331,478	—	20,331,478
Air Freight & Logistics	—	924,609	—	924,609
Automobile Components	—	7,049,726	—	7,049,726
Automobiles	—	5,486,267	—	5,486,267
Banks	—	8,538,876	—	8,538,876
Beverages	—	2,052,670	—	2,052,670
Biotechnology	—	928,524	—	928,524
Broadline Retail	—	451,622	—	451,622
Building Products	—	7,378,767	—	7,378,767
Capital Markets	—	6,071,427	—	6,071,427
Chemicals	—	10,265,191	—	10,265,191
Commercial Services & Supplies	—	20,179,890	—	20,179,890
Communications Equipment	—	1,787,588	—	1,787,588
Construction & Engineering	—	2,779,976	—	2,779,976
Construction Materials	—	9,361,613	—	9,361,613
Consumer Finance	—	14,484,463	—	14,484,463
Consumer Staples Distribution & Retail	—	6,171,599	—	6,171,599
Containers & Packaging	—	11,851,535	—	11,851,535
Diversified Consumer Services	—	3,215,159	—	3,215,159
Diversified REITs	—	5,333,008	—	5,333,008
Diversified Telecommunication Services	110,442	23,360,008	—	23,470,450
Electric Utilities	—	6,379,667	—	6,379,667
Electrical Equipment	—	1,128,907	—	1,128,907
Electronic Equipment, Instruments & Components	—	3,698,674	—	3,698,674
Energy Equipment & Services	—	5,557,219	—	5,557,219
Entertainment	—	1,170,705	—	1,170,705
Environmental, Maintenance & Security Service	—	5,316,612	—	5,316,612
Financial Services	—	7,885,496	—	7,885,496
Food Products	—	3,829,980	—	3,829,980

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Gas Utilities	$—	$507,409	$—	$507,409
Ground Transportation	—	6,097,497	—	6,097,497
Health Care Equipment & Supplies	—	6,748,035	—	6,748,035
Health Care Providers & Services	—	15,500,448	—	15,500,448
Health Care Technology	—	2,568,249	—	2,568,249
Hotel & Resort REITs	—	3,471,592	—	3,471,592
Hotels, Restaurants & Leisure	—	35,570,184	—	35,570,184
Household Durables	—	2,011,805	—	2,011,805
Household Products	—	623,750	—	623,750
Independent Power and Renewable Electricity Producers	—	3,194,256	—	3,194,256
Insurance	—	33,983,006	—	33,983,006
Interactive Media & Services	—	1,052,738	—	1,052,738
Internet Software & Services	—	1,090,006	—	1,090,006
IT Services	—	5,477,901	—	5,477,901
Leisure Products	—	670,932	—	670,932
Machinery	—	10,341,829	—	10,341,829
Marine Transportation	—	102,050	—	102,050
Media	—	35,780,201	—	35,780,201
Metals & Mining	—	16,832,242	—	16,832,242
Mortgage Real Estate Investment Trusts (REITs)	—	563,934	—	563,934
Office REITs	—	92,703	—	92,703
Oil, Gas & Consumable Fuels	—	61,939,059	1,250,512	63,189,571
Passenger Airlines	—	4,021,394	—	4,021,394
Personal Care Products	—	342,220	—	342,220
Pharmaceuticals	—	7,178,759	—	7,178,759
Professional Services	—	1,860,861	—	1,860,861
Real Estate Management & Development	—	1,438,815	—	1,438,815
Retail REITs	—	186,202	—	186,202
Semiconductors & Semiconductor Equipment	—	3,888,116	—	3,888,116
Software	—	19,342,037	—	19,342,037
Specialized REITs	—	1,053,191	—	1,053,191
Specialty Retail	—	1,825,904	—	1,825,904
Technology Hardware, Storage & Peripherals	—	1,361,935	—	1,361,935
Textiles, Apparel & Luxury Goods	—	240,410	—	240,410
Tobacco	—	2,071,299	—	2,071,299
Trading Companies & Distributors	—	932,018	—	932,018
Transportation Infrastructure	—	1,347,967	—	1,347,967
Wireless Telecommunication Services	—	5,709,892	—	5,709,892
Floating Rate Loan Interests	—	36,286,590	3,560,646	39,847,236
Foreign Agency Obligations	—	7,451,597	—	7,451,597
Municipal Bonds	—	793,274	—	793,274
Non-Agency Mortgage-Backed Securities	—	104,579,889	—	104,579,889
Preferred Securities
Capital Trusts	—	37,533,725	—	37,533,725
Preferred Stocks	4,018,524	—	—	4,018,524
U.S. Government Sponsored Agency Securities	—	91,832,394	—	91,832,394
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,647,267	—	—	6,647,267
Options Purchased
Interest Rate Contracts	422	—	—	422
Liabilities
Investments
TBA Sale Commitments	—	(14,662,108)	—	(14,662,108)

	$16,042,472	$867,312,504	$6,363,725	$889,718,701

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,365,553	$—	$1,365,553
Foreign Currency Exchange Contracts	—	137,508	—	137,508
Interest Rate Contracts	433,639	—	—	433,639

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Credit Contracts	$—	$(2,242,089)	$—	$(2,242,089)
Interest Rate Contracts	(1,451,788)	—	—	(1,451,788)

	$(1,018,149)	$(739,028)	$—	$(1,757,177)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $300,309,641 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Warrants		Total

Assets
Opening balance, as of December 31, 2023	$2,044,502	$1,277,438	$473,081	$—	(a)	$3,795,021
Transfers into Level 3	—	—	436,077	—		436,077
Transfers out of Level 3	(401,500)	—	(218,645)	—		(620,145)
Accrued discounts/premiums	—	—	563	—		563
Net realized gain (loss)	—	—	15	—		15
Net change in unrealized appreciation (depreciation)(b)	(54,189)	(3,006)	86,369	—		29,174
Purchases	—	—	2,783,875	—		2,783,875
Sales	(36,246)	(23,920)	(689)	—		(60,855)

Closing balance, as of March 31, 2024	$1,552,567	$1,250,512	$3,560,646	$—	(a)	$6,363,725

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$(54,189)	$(3,006)	$86,369	$—	(a)	$29,174

(a)	Rounds to less than $1.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation (continued)

REMIC	Real Estate Mortgage Investment Conduit

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTA	Month Treasury Average

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	35